                                                            Annual Report
                                                            as of March 31, 1999


                                   Evergreen
                                        State Municipal Bond Funds


                  [LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ..................................................   1
Evergreen California Municipal Bond Fund
 Fund at a Glance........................................................   2
 Portfolio Manager Interview.............................................   3
Evergreen Connecticut Municipal
Bond Fund
 Fund at a Glance........................................................   4
 Portfolio Manager Interview.............................................   5
Evergreen Massachusetts Municipal
Bond Fund
 Fund at a Glance........................................................   6
 Portfolio Manager Interview.............................................   7
Evergreen Missouri Municipal Bond Fund
 Fund at a Glance........................................................   8
 Portfolio Manager Interview.............................................   9
Evergreen New Jersey Municipal
Bond Fund
 Fund at a Glance........................................................  10
 Portfolio Manager Interview.............................................  11
Evergreen New York Municipal Bond Fund
 Fund at a Glance........................................................  12
 Portfolio Manager Interview.............................................  13
Evergreen Pennsylvania Municipal Bond Fund
 Fund at a Glance........................................................  14
 Portfolio Manager Interview.............................................  15
Financial Highlights
 Evergreen California Municipal Bond Fund................................  16
 Evergreen Connecticut Municipal
 Bond Fund...............................................................  18
 Evergreen Massachusetts Municipal
 Bond Fund...............................................................  20
 Evergreen Missouri Municipal Bond Fund..................................  22
 Evergreen New Jersey Municipal
 Bond Fund...............................................................  24
 Evergreen New York Municipal Bond Fund..................................  26
 Evergreen Pennsylvania Municipal
 Bond Fund...............................................................  28
Schedule of Investments
 Evergreen California Municipal Bond Fund................................  30
 Evergreen Connecticut Municipal
 Bond Fund...............................................................  32
 Evergreen Massachusetts Municipal
 Bond Fund...............................................................  34
 Evergreen Missouri Municipal Bond Fund..................................  36
 Evergreen New Jersey Municipal
 Bond Fund...............................................................  38
 Evergreen New York Municipal Bond Fund..................................  42
 Evergreen Pennsylvania Municipal
 Bond Fund...............................................................  44
Statements of Assets and Liabilities.....................................  49
Statements of Operations.................................................  50
Statements of Changes in Net Assets......................................  51
Combined Notes to Financial Statements...................................  53
Independent Auditors' Report.............................................  63
Additional Information...................................................  64

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

              -----------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed
              -----------------------------------------------------------------

                          Evergreen Distributor, Inc.

 Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                   May 1999


                  [PHOTO OF WILLIAM ENNIS APPEARS HERE]

                                 William Ennis
                               Managing Director

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen State Municipal Bond Funds annual report, which covers the twelve-month period ended March 31, 1999.

Shift in the Interest Rate Environment

Healthy economic growth and low inflation kept interest rates low throughout the first half of the period and pushed bond prices higher. In the latter half of the period, lingering concerns about inflation affected the fixed-income markets and produced a shift in the interest-rate environment. Fears about the robust U.S. economy and high levels of consumer spending drove interest rates steadily upward during the second half of the period, despite three separate cuts in the Fed Funds rate by the Federal Reserve in the final months of 1998. As a result, bond prices fell in response to the rising interest rates. In the near future, we believe interest rates will remain in their current trading range; the underlying fundamentals in the fixed income markets support continued low rates and minimal inflation.

Year 2000 Preparation/1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the Year 2000 and beyond. As of the end of April, when this report was finalized, we have completed 75% of the testing of internal systems and are rapidly moving through the remaining systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

/1/The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                        California Municipal Bond Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $25,171,269
 ................................................................................
Average Credit Quality                                                      AAA
 ................................................................................
Effective Maturity                                                   10.8 years
 ................................................................................
Average Duration                                                      8.1 years
 ................................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in the loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 2/1/94            Class A        Class B     Class C
Class Inception Date                         2/1/94         2/1/94      2/1/94
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                    0.83%         0.20%       4.31%
 ................................................................................
One year w/o sales charge                     5.88%         5.20%       5.31%
 ................................................................................
3 years                                       5.18%         5.27%       6.17%
 ................................................................................
5 years                                       5.84%         5.80%       6.06%
 ................................................................................
Since Portfolio Inception                     4.40%         4.59%       4.71%
 ................................................................................
Maximum Sales Charge                          4.75%         5.00%       1.00%
                                            Front End        CDSC        CDSC
 ................................................................................
30-day SEC Yield                              3.79%         3.23%       3.23%
 ................................................................................
Taxable Equivalent Yield**                    6.27%         5.35%       5.35%
 ................................................................................
12-month distributions per share             $0.55         $0.48       $0.48
 ................................................................................
Lipper Ranking out of
26 California/3/
Municipal Debt Funds
(for the 1 year period ended 3/31/99)           7             20          16
 ................................................................................
 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
/3/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

         Consumer Price Index - US   Lehman Brothers Municipals   Evergreen CA MUNI A
 2/1/94           10,000                      10,000                     9,524
3/31/94           10,034                       9,593                     8,962
3/31/95           10,320                      10,305                     9,462
3/31/96           10,601                      11,169                    10,219
3/31/97           10,907                      11,779                    10,669
3/31/98           11,057                      13,039                    11,794
3/31/99           11,247                      13,856                    12,488

Comparison of a $10,000 investment in Evergreen California Municipal Bond Fund Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         California Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                   Portfolio
                                  Management
                                --------------

                    [PHOTO OF GEORGE KIMBALL APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996


Your Fund's Class A shares produced a total return of 5.88%, unadjusted for sales charges, for the 12 months ended March 31, 1999. This performance surpassed the average return of 5.51% generated by the California insured municipal funds followed by Lipper Analytical Services for the same period.

Municipal bond yields fluctuated over the past year before closing the year relatively unchanged. On the national front, sound economic growth and low inflation created a favorable environment for fixed-income investors. Price appreciation was limited by heavy new supply, driving the yields of "AAA"-rated municipal bonds to nearly 100% of U.S. Treasuries. In California, economic prosperity and solid fiscal conditions reigned. The state's unemployment rate fell to an 8-year low and revenues exceeded budget projections, enabling the state to eliminate its deficit. This contributed to solid demand for the state's municipal bonds, resulting in California municipal bonds outperforming the national market.

We emphasized yield and total return in managing the Fund. We maximized the Fund's investment in uninsured bonds, particularly "BBB"-rated and non-rated bonds, which provided higher yields and greater potential for price appreciation. Healthcare and Lease bonds, as well as zero coupon bonds with 15-year maturities, contributed considerably to the Fund's performance.

Our outlook is cautiously optimistic. We expect the investment environment in California to remain healthy and interest rates to be stable. In that environment, our management strategies will continue to emphasize maximizing the Fund's yield.


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                            [PIE CHART APPEARS HERE]

Lease Revenue                23.8%
Special Feature Revenue      22.7%
Hospitals                    13.5%
Housing - Single-Family      10.3%
Housing - Multifamily         8.4%
Airport                       4.6%
Industrial Development        4.1%
General Obligation - State    4.1%
General Obligation - Local    2.4%
Other                         6.1%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                            [PIE CHART APPEARS HERE]

AAA             83.4%
AA               1.5%
A                8.3%
BBB              2.0%
Not rated        4.8%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $75,639,074
 ................................................................................
Average Credit Quality                                                       AA
 ................................................................................
Effective Maturity                                                    9.3 years
 ................................................................................
Average Duration                                                      8.1 years
 ................................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in the loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A and B from 11/24/97 through their respective inception dates is based on the performance of Class Y and has not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A and B are 0.25% and 1.00%, respectively. Class Y pays no 12b-1 fees. If these fees had been reflected, returns for Classes A and B would have been lower. Prior to 11/24/97 performance for Classes A, B and Y are based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Performance for the CTF has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio the total returns would be as follows: Class A - 3 year =3.75%, 5 year =4.48%, 10 year =5.45% and since portfolio inception of 1/31/81 =6.56%; Class B - 3 year =3.75%, 5 year =4.40%, 10 year =5.17% and since portfolio inception of 1/31/81 =6.05%; Class Y - 3 year =5.70%, 5 year =5.77%, 10 year =6.22% and since portfolio inception of 1/31/81 =7.11%.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 1/31/81             Class A     Class B    Class Y
Class Inception Date                          12/30/97     1/9/98    11/24/97
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                       0.11%     -0.65%        n/a
 ................................................................................
One year w/o sales charge                        5.14%      4.35%       5.56%
 ................................................................................
3 years                                          3.60%      3.59%       5.54%
 ................................................................................
5 years                                          4.27%      4.19%       5.56%
 ................................................................................
10 years                                         5.20%      4.92%       5.97%
 ................................................................................
Since Portfolio Inception                        6.30%      5.79%       6.84%
 ................................................................................
Maximum Sales Charge                             4.75%      5.00%        n/a
                                             Front End      CDSC
 ................................................................................
30-day SEC Yield                                 3.55%      2.97%       3.98%
 ................................................................................
Taxable Equivalent**                             5.88%      4.92%       6.59%
 ................................................................................
12-month distributions per share                $0.32      $0.27       $0.34
 ................................................................................
Lipper Ranking out of 28 Connecticut
Municipal Debt Funds/3/
(for the 1 year period ended 3/31/99)              15         26           9
 ................................................................................
 *  Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
/3/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

            Consumer Price Index - US  Lehman Brothers Municipals  Ct Muni A

3/31/89              10,000                       10,000             9,525
3/31/90              10,523                       11,056            10,278
3/31/91              11,038                       12,076            11,116
3/31/92              11,390                       13,282            11,854
3/31/93              11,742                       14,946            12,686
3/31/94              12,036                       15,292            12,816
3/31/95              12,379                       16,428            13,323
3/31/96              12,717                       17,806            14,219
3/31/97              13,083                       18,777            14,591
3/31/98              13,262                       20,787            15,762
3/31/99              13,491                       22,089            16,602

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                   Portfolio
                                  Management
                                --------------

                     [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                            Tenure: November 1997

                                       &

                               Joseph R. Baxter
                                (not pictured)
                            Tenure: November 1998*


The Evergreen Connecticut Municipal Bond (Class A shares) posted a 5.14% total return for the fiscal year ended March 31, 1999, unadjusted for any sales charges. In fact, during that period the fund outperformed over two-thirds of all Connecticut municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company. Strong performance relative to our peers can be attributed to a favorable duration stance throughout the period. Duration was kept modestly long as interest rates declined during the first nine months, then was shortened (from 8.1 years to 7.7 years in February) as interest rates trended upward. We also actively increased the Fund's current yield during the final months of the period. This was achieved by purchasing primarily higher-yielding bonds, many of them from the housing sector, while eliminating several zero-coupon bonds and non-callable issues, since these two areas traditionally have higher price volatility and a lower yield.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

General Obligation-Local           20.4%
Hospital                           20.2%
General Obligation-State            8.1%
Industrial Development              6.1%
Residential Care                    5.4%
Utility                             5.1%
Housing                             4.8%
Water & Sewer                       4.4%
Sales Tax                           4.3%
Other                              21.2%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA     55.7%
AA      17.5%
A       15.9%
BBB     10.9%


* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                       Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                      $9,430,074
 ................................................................................
Average Credit Quality                                                        AA
 ................................................................................
Effective Maturity                                                    11.7 years
 ................................................................................
Average Duration                                                       7.9 years
 ................................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 2/4/94                  Class A   Class B   Class C
Class Inception Date                               2/4/94    2/4/94    2/4/94
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                           0.05%    -0.21%     3.84%
 ................................................................................
One year w/o sales charge                            5.07%     4.72%     4.83%
 ................................................................................
3 years                                              5.09%     5.27%     6.17%
 ................................................................................
5 years                                              5.62%     5.61%     5.92%
 ................................................................................
Since Portfolio Inception                            3.89%     4.07%     4.21%
 ................................................................................
Maximum Sales Charge                                 4.75%     5.00%     1.00%
                                                 Front End      CDSC      CDSC
 ................................................................................
30-day SEC Yield                                     3.56%     2.99%     2.99%
 ................................................................................
Taxable Equivalent**                                 5.89%     4.95%     4.95%
 ................................................................................
12-month distributions per share                  $  0.66   $  0.59   $  0.59
 ................................................................................
Lipper Ranking out of 57
Massachusetts Municipal Debt Funds/3/
(for the 1 year period ending 3/31/99)                24        38        36
 ................................................................................
 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/3/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

             Consumer Price Index - US   Lehman Brothers Municipals   Evergreen MA MUNI A
2/04/94              10,000                       10,000                     9,526
3/31/94              10,034                        9,593                     8,924
3/31/95              10,320                       10,305                     9,481
3/31/96              10,601                       11,169                    10,111
3/31/97              10,907                       11,779                    10,609
3/31/98              11,057                       13,039                    11,723
3/31/99              11,247                       13,856                    12,317


Comparison of a $10,000 investment in Evergreen Massachusetts Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                       Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                  Portfolio
                                  Management
                                --------------

                    [PHOTO OF GEORGE KIMBALL APPEARS HERE]

                              George Kimball, CFA
                              Tenure: January 1996



Your Fund's Class A shares generated a total return of 5.07%, unadjusted for sales charges, for the 12 months ended March 31, 1999. The Fund outperformed the average total return of 4.96% produced by the Massachusetts Municipal Debt Funds followed by Lipper Analytical Services during the same period.

Municipal bonds closed the fiscal year relatively unchanged after fluctuating earlier in the period. Healthy economic growth and negligible inflation kept interest rates low and pushed bond prices higher. In the tax-exempt sector, however, heavy supply dampened price appreciation causing municipal bond yields to reach levels rivaling those of U.S. Treasuries. Massachusetts municipal bonds performed well, reflecting favorable economic and fiscal conditions in the Commonwealth. Supply was heavy due to the many infrastructure projects that will continue to take place in Massachusetts. As of February 1999, the 2.9% unemployment rate in Massachusetts was the lowest in New England and income levels stood at 123% of the national average. The Commonwealth's revenue collections have been well above last year's and are expected to generate another year of surpluses.

Our strategies emphasized total return and yield. We enhanced the Fund's yield by selling lower-yielding bonds and investing in bonds with coupons that were higher than the Fund's average yield. We often selected bonds in the Education sector. We also invested in bonds that were rated "BBB" or bonds that were non-rated. These bonds provided more generous yields and greater potential for price appreciation. General obligation bonds, which represent the Fund's largest position, enabled the Fund to take advantage of the positive investment conditions in the state.

Our outlook is cautiously optimistic. We anticipate the combination of positive economic growth and low inflation to allow interest rates to remain steady. In that environment, we expect our management strategies to continue to emphasize yield.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                            [PIE CHART APPEARS HERE]

General Obligation-Local            24.1%
General Obligation-State            13.3%
Industrial Development              12.1%
Education                           11.3%
Hospital                            10.1%
Special Feature Revenue              7.6%
Water & Sewer                        4.7%
Transportation                       4.6%
Utility                              4.3%
Other                                7.9%


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)


                            [PIE CHART APPEARS HERE]

AAA     63.4%
AA      11.7%
A        6.5%
BBB     15.1%
BB       3.3%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Missouri Municipal Bond Fund
--------------------------------------------------------------------------------
                      Fund at a Glance as of March 31, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $23,047,665
 ................................................................................
Average Credit Quality                                                       AA
 ................................................................................
Effective Maturity                                                   12.1 years
 ................................................................................
Average Duration                                                      8.4 years
 ................................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99. The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 2/1/94            Class A       Class B      Class C
Class Inception Date                         2/1/94        2/1/94       2/1/94
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                     0.06%        -0.16%        3.82%
 ................................................................................
One year w/o sales charge                      5.06%         4.69%        4.79%
 ................................................................................
3 years                                        5.34%         5.56%        6.45%
 ................................................................................
5 years                                        5.88%         5.87%        6.17%
 ................................................................................
Since Portfolio Inception                      4.69%         4.81%        4.94%
 ................................................................................
Maximum Sales Charge                           4.75%         5.00%        1.00%
                                             Front End       CDSC         CDSC
 ................................................................................
30-day SEC Yield                               4.29%         3.76%        3.76%
 ................................................................................
Taxable Equivalent**                           7.10%         6.23%        6.23%
 ................................................................................
12-month distributions per share            $  0.84       $  0.76      $  0.77
 ................................................................................
Lipper Ranking out of 23
Missouri Municipal Debt Funds/3/
(for the 1 year period ending 3/31/99)          10            17           14
 ................................................................................
 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
/3/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                              Consumer Price Index - US           Lehman Brothers Municipals          Evergreen MO MUNI A
        2/01/94                        10,000                              10,000                            9,528
        3/31/94                        10,034                               9,593                            9,131
        3/31/95                        10,320                              10,305                            9,611
        3/31/96                        10,601                              11,169                           10,398
        3/31/97                        10,907                              11,779                           10,940
        3/31/98                        11,057                              13,039                           12,144
        3/31/99                        11,247                              13,856                           12,758

Comparison of a $10,000 investment in Evergreen Missouri Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying or selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Missouri Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                  Portfolio
                                  Management
                                --------------

                    [PHOTO OF GEORGE KIMBALL APPEARS HERE]

                              George Kimball, CFA
                              Tenure: January 1996


Your Fund's Class A shares delivered a total return of 5.06%, unadjusted for sales charges, for the 12 months ended March 31, 1999. This performance outpaced the 4.94% average total return produced by the Missouri municipal funds followed by Lipper Analytical Services.

Municipal bond prices ended the fiscal year relatively unchanged, despite experiencing fluctuations earlier in the period. Solid economic growth and minimal inflation set the stage for continued low interest rates, creating a favorable atmosphere for fixed-income investors. In the municipal sector, however, heavy new supply curbed price appreciation, causing yields to reach nearly 100% of U.S. Treasuries. Missouri's sound economic and fiscal conditions remained a benefit to the state's municipal bondholders. Missouri's economy continues to diversify from its manufacturing roots, particularly in healthcare, computer services and retail. As of January 1999, the state's unemployment level reached a 20-year low of 2.6%. Missouri's conservative fiscal management was still reflected in its low debt burden.

Our management strategies focused on yield. We sold higher-quality, lower-yielding positions and replaced them with lower-quality bonds having yields higher than the average yield in the Fund. We emphasized Healthcare and Senior Care bonds, which provided the Fund with more generous income. During the period, the Fund also benefited from the pre-refunding of its single largest position, a situation that generated additional total return.

We are cautiously optimistic in our outlook for municipal bonds. We anticipate economic fundamentals to remain positive and interest rates to be stable. With that as a backdrop, we intend to remain focused on maximizing yield.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]


Water & Sewer                   17.4%
Hospital                        15.3%
Lease Revenue                   12.6%
Residential Care                10.6%
Housing                          9.6%
Airport                          7.0%
Utility                          6.8%
Education                        6.6%
Pre-refunded/Escrowed            3.5%
Other                           10.6%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)


                           [PIE CHART APPEARS HERE]

AAA            48.5%
AA             25.5%
A              11.6%
BBB             8.6%
Not Rated       5.8%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

                                  Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                   $177,274,800
 ................................................................................
Average Credit Quality                                                       AA
 ................................................................................
Effective Maturity                                                   10.3 years
 ................................................................................
Average Duration                                                      8.3 years
 ................................................................................

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in the loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A and B are 0.25% and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 7/16/91                Class A    Class B   Class Y
Class Inception Date                             7/16/91    1/30/96    2/8/96
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                          0.68%     -0.29%      n/a
 ................................................................................
One year w/o sales charge                           5.66%      4.71%     5.76%
 ................................................................................
3 years                                             4.82%      4.67%     6.63%
 ................................................................................
5 years                                             5.70%      5.83%     6.78%
 ................................................................................
Since Portfolio Inception                           6.41%      6.71%     7.12%
 ................................................................................
Maximum Sales Charge                                4.75%      5.00%      n/a
                                                  Front End    CDSC
 ................................................................................
30-day SEC Yield                                    4.09%      3.38%     4.39%
 ................................................................................
Taxable Equivalent**                                6.77%      5.60%     7.27%
 ................................................................................
12-month distributions per share                   $0.57      $0.46     $0.58
 ................................................................................
Lipper Ranking out of 55
New Jersey Municipal Debt Funds/3/
(for the 1 year period ending 3/31/99)               15         43        12
 ................................................................................
 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/3/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                               Consumer Price Index - US         Lehman Brothers Municipals          Evergreen NJ MUNI A
        7/16/91                        10,000                              10,000                            9,524
        3/31/92                        10,228                              10,639                           10,044
        3/31/93                        10,543                              11,972                           11,386
        3/31/94                        10,808                              12,249                           11,624
        3/31/95                        11,116                              13,160                           12,404
        3/31/96                        11,419                              14,263                           13,306
        3/31/97                        11,747                              15,041                           13,928
        3/31/98                        11,909                              16,651                           15,230
        3/31/99                        12,114                              17,694                           16,092

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying or selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                   Portfolio
                                   Management
                                 --------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                 Jocelyn Turner
                             Tenure: November 1992
                                       &
                                Joseph R. Baxter
                                 (not pictured)
                             Tenure: November 1998*



The Evergreen New Jersey Municipal Bond's 5.66% total return (Class A shares) ranked 15 out of 55 (top 22%) New Jersey municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company, for the fiscal year ended March 31, 1999, unadjusted for any sales charges. Strong performance during the period can be attributed to our favorable duration strategy. Duration was extended in the first six months (from 8.6 years to 8.9 years) as interest rates fell, then was reduced (from 8.0 years to 7.7 years in February) as rates trended upward in the final months of the period. We also sought to increase the Fund's current yield in the final months by purchasing higher-yielding bonds (typically in the housing sector), while reducing more volatile zero-coupon bonds. Going forward, we will look to extend duration modestly in the coming months in order to further increase the Fund's yield as well as take advantage of potentially declining interest rates.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

General Obligation-Local           14.1%
Water & Sewer                      13.4%
Port Authority                     11.5%
Transportation                     10.5%
Prerefunded/Escrowed                9.4%
Residential Care                    7.6%
General Obligation-State            4.6%
Hospital                            4.2%
Education                           2.8%
Other                              21.9%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA           57.1%
AA            22.1%
A              8.3%
BBB            7.1%
Not Rated      5.4%

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         New York Municipal Bond Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $22,708,920
 ................................................................................
Average Credit Quality                                                      AAA
 ................................................................................
Effective Maturity                                                   11.6 years
 ................................................................................
Average Duration                                                      8.4 years
 ................................................................................

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in the loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Class Y prior to it's inception is based on the performance of Class A, one of the original classes offered along with Classes B and C. These historical returns for Class Y have not been adjusted to reflect the effect of 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 2/4/94    Class A   Class B   Class C    Class Y
Class Inception Date                 2/4/94    2/4/94    2/4/94    10/29/98
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge             0.75%     0.06%     4.07%        n/a
 ................................................................................
One year w/o sales charge              5.73%     4.95%     5.05%       5.84%
 ................................................................................
3 years                                5.31%     5.34%     6.27%       7.06%
 ................................................................................
5 years                                6.13%     6.08%     6.40%       7.20%
 ................................................................................
Since Portfolio Inception              4.71%     4.79%     4.93%       5.72%
 ................................................................................
Maximum Sales Charge                   4.75%     5.00%     1.00%        n/a
                                     Front End   CDSC      CDSC
 ................................................................................
30-day SEC Yield                       3.92%     3.36%     3.36%       4.37%
 ................................................................................
Taxable Equivalent**                   6.49%     5.56%     5.56%       7.24%
 ................................................................................
12-month distributions per share      $0.78     $0.70     $0.70       $0.53
 ................................................................................
Lipper Ranking out of 15
New York Insured Funds/3/
(for the 1 year period ending 3/31/99)   3         9         8          n/a
 ................................................................................
 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/3/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                           Consumer Price Index - US          Lehman Brothers Municipals          Evergreen NY MUNI A
        2/04/94                      10,000                              10,000                           9,525
        3/31/94                      10,034                               9,593                           9,078
        3/31/95                      10,320                              10,305                           9,720
        3/31/96                      10,601                              11,169                          10,473
        3/31/97                      10,907                              11,779                          10,983
        3/31/98                      11,057                              13,039                          12,143
        3/31/99                      11,247                              13,856                          12,838

Comparison of a $10,000 investment in Evergreen New York Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         New York Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                  Portfolio
                                  Management
                                --------------

                    [PHOTO OF GEORGE KIMBALL APPEARS HERE]

                              George Kimball, CFA
                              Tenure: January 1996


Your Fund's Class A shares generated a total return of 5.73%, unadjusted for sales charges, for the 12 months ended March 31, 1999. This performance exceeded the 5.08% average total return produced by the New York Insured Municipal Debt Funds followed by Lipper Analytical Services for the same period.

Healthy economic growth and low inflation created a favorable environment for fixed-income investors, during the fiscal year. However, heavy supply in the municipal sector offset some of the potential for price appreciation and caused tax-exempt yields to reach nearly 100% of U.S. Treasuries. New York continued to benefit from sound economic growth and fiscal conditions.

Strong growth in personal income-particularly in New York City-led to higher-than-expected state revenues, enabling the state to close the year with a $567 million surplus. The state's debt burden remained relatively high, but manageable.

Our investment strategies emphasized yield. We generated higher income by selling lower-yielding insured, non-callable bonds and maximizing the Fund's uninsured holdings. We also built up the Fund's position in bonds that fund Education, Housing and Hospitals, because of the higher yields currently available in those sectors.

Our outlook is cautiously optimistic going forward. We believe positive economic growth and low inflation will allow interest rates to remain stable. In that environment, we will continue our emphasis on maximizing income.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

Water & Sewer                     15.2%
General Obligation-Local          14.6%
Transportation                    13.5%
Education                         12.7%
General Obligation-State           8.1%
Housing-Single Family              6.8%
General Obligation-State           5.2%
Electric & Power                   4.5%
Housing-Multifamily                4.1%
Other                             15.3%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA             80.4%
AA               6.4%
A                1.1%
BBB              9.5%
Not Rated        2.6%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                   $255,332,603
 ................................................................................
Average Credit Quality                                                       AA
 ................................................................................
Effective Maturity                                                   10.9 years
 ................................................................................
Average Duration                                                      8.8 years
 ................................................................................


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in the loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 12/27/90     Class A    Class B   Class C    Class Y
Class Inception Date                   12/27/90    2/1/93    2/1/93    11/24/97
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                 0.39%    -0.31%     3.59%        n/a
 ................................................................................
One year w/o sales charge                  5.36%     4.68%     4.59%       5.63%
 ................................................................................
3 years                                    5.14%     5.23%     6.11%       7.00%
 ................................................................................
5 years                                    5.60%     5.55%     5.86%       6.71%
 ................................................................................
Since Portfolio Inception                  7.27%     7.30%     7.30%       7.95%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%        n/a
                                         Front End   CDSC      CDSC
 ................................................................................
30-day SEC Yield                           4.11%     3.56%     3.56%       4.57%
 ................................................................................
Taxable Equivalent **                      6.80%     5.89%     5.89%       7.57%
 ................................................................................
12-month distributions per share          $0.65     $0.56     $0.56       $0.68
 ................................................................................
Lipper Ranking out of 62
Pennsylvania Municipal Debt Funds/3/
(for the 1 year period ending 3/31/99)      15         37        42          10
 ................................................................................
 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/3/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Consumer Price Index - US   Lehman Brothers Municipals  Evergreen PA MUNI A
 12/27/90            10,000                      10,000                  9,524
  3/31/91            10,090                      10,226                  9,738
  3/31/92            10,411                      11,247                 10,913
  3/31/93            10,733                      12,656                 12,364
  3/31/94            11,002                      12,950                 12,683
  3/31/95            11,315                      13,912                 13,305
  3/31/96            11,624                      15,078                 14,327
  3/31/97            11,958                      15,901                 15,086
  3/31/98            12,123                      17,603                 16,598
  3/31/99            12,331                      18,705                 17,488

Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI). The LBMBI is an unmanaged index. It does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                   Portfolio
                                  Management
                                --------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                 Jocelyn Turner
                             Tenure: November 1992
                                       &
                                Joseph R. Baxter
                                 (not pictured)
                             Tenure: November 1998*



Amid a shifting interest rate environment, the Evergreen Pennsylvania Municipal Bond Fund, Class A, posted a 5.36% total return, unadjusted for any sales charges and ranked number 15 out of 62 (top 17%) Pennsylvania municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company, for the 12 months ended March 31, 1999. Our duration strategy played a big role in the Fund's strong performance. Duration was kept modestly long during the first six months as interest rates declined, then was shortened (from
8.6 years to 8.1 years in February) as rates trended higher. From a sector standpoint, we purchased a number of bonds from the housing sector that served to bolster the Fund's yield. Consistent with this income-oriented strategy, we sold several zero-coupon bonds and non-callable issues since both of these areas traditionally have higher price volatility and a lower yield.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

Hospital                        18.0%
Industrial Development          12.5%
General Obligation-Local        12.3%
Prerefunded/Escrowed            10.4%
Housing                          9.6%
Education                        7.9%
Water & Sewer                    4.9%
Residential Care                 2.3%
Transportation                   1.6%
Other                           20.5%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                          (based on portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA             47.4%
AA              20.8%
A                8.9%
BBB             12.4%
Not Rated       10.5%

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        California Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended March 31,       Year Ended November 30,
                         -------------------------   -------------------------
                                            1997                        1994
                          1999     1998      (a)      1996     1995      (b)
CLASS A SHARES
Net asset value,
 beginning of period     $  9.98  $  9.44  $  9.73   $  9.86  $  8.70  $ 10.00
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income       0.42     0.45     0.16      0.48     0.49     0.44
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities       0.15     0.53    (0.28)    (0.11)    1.17    (1.30)
                         -------  -------  -------   -------  -------  -------
Total from investment
 operations                 0.57     0.98    (0.12)     0.37     1.66    (0.86)
                         -------  -------  -------   -------  -------  -------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from

Net investment income      (0.42)   (0.44)   (0.17)    (0.50)   (0.50)   (0.44)
 .........................................................................
Net realized gains         (0.13)       0        0         0        0        0
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Total distributions to
 shareholders              (0.55)   (0.44)   (0.17)    (0.50)   (0.50)   (0.44)
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Net asset value, end of
 period                  $ 10.00  $  9.98  $  9.44   $  9.73  $  9.86  $  8.70
                         -------  -------  -------   -------  -------  -------
 .........................................................................
 .........................................................................
Total return*               5.88%   10.55%   (1.29%)    3.99%   19.63%   (8.78%)
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of
 period (thousands)      $ 6,231  $ 6,420  $ 4,192   $ 4,759  $ 4,555  $ 3,006
 .........................................................................
Ratios to average net
 assets
 Expenses#                  0.96%    0.78%    0.77%+    0.77%    0.72%    0.41%+
 .........................................................................
 Net investment income      4.20%    4.60%    4.91%+    5.06%    5.37%    5.53%+
 .........................................................................
Portfolio turnover rate       33%      74%      39%      120%     119%     104%
 .........................................................................


                          Year Ended March 31,       Year Ended November 30,
                         -------------------------   -------------------------
                                            1997                        1994
                          1999     1998      (a)      1996     1995      (b)
CLASS B SHARES
Net asset value,
 beginning of period     $  9.94  $  9.40  $  9.69   $  9.82  $  8.68  $ 10.00
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income       0.35     0.37     0.13      0.41     0.44     0.40
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities       0.16     0.53    (0.28)    (0.11)    1.17    (1.28)
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Total from investment
 operations                 0.51     0.90    (0.15)     0.30     1.61    (0.88)
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Less distributions to
 shareholders from
 .........................................................................
Net investment income      (0.35)   (0.36)   (0.14)    (0.43)   (0.47)   (0.44)
 .........................................................................
Net realized gains         (0.13)       0        0         0        0        0
                         -------  -------  -------   -------  -------  -------
Total distributions to
 shareholders              (0.48)   (0.36)   (0.14)    (0.43)   (0.47)   (0.44)
                         -------  -------  -------   -------  -------  -------
Net asset value, end of
 period                  $  9.97  $  9.94  $  9.40   $  9.69  $  9.82  $  8.68
                         -------  -------  -------   -------  -------  -------
 .........................................................................
Total return*               5.20%    9.75%   (1.54%)    3.23%   18.95%   (9.00%)
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of
 period (thousands)      $17,297  $18,967  $21,794   $22,719  $22,743  $11,415
 .........................................................................
Ratios to average net
 assets
 Expenses#                  1.70%    1.52%    1.52%+    1.52%    1.48%    1.16%+
 .........................................................................
 Net investment income      3.45%    3.87%    4.16%+    4.31%    4.57%    4.83%+
 .........................................................................
Portfolio turnover rate       33%      74%      39%      120%     119%     104%
 .........................................................................

(a) For the four months ended March 31, 1997. The Fund changed its fiscal year end from November 30 to March 31, effective March 31, 1997.
(b) For the period from February 1, 1994 (commencement of class operations) to November 30, 1994.
* Excluding applicable sales charges.
+ Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        California Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                       Year Ended November
                             Year Ended March 31,              30,
                            ------------------------  ------------------------
                             1999    1998   1997 (a)   1996    1995   1994 (b)
CLASS C SHARES
Net asset value, beginning
 of period                  $ 9.92  $ 9.38   $ 9.68   $ 9.80  $ 8.68   $10.00
                            ------  ------   ------   ------  ------   ------
 .........................................................................
Income from investment
 operations
 .........................................................................
Net investment income         0.34    0.37     0.14     0.41    0.43     0.39
 .........................................................................
Net realized and
 unrealized gains or
 losses on securities         0.18    0.53    (0.30)   (0.10)   1.15    (1.29)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   0.52    0.90    (0.16)    0.31    1.58    (0.90)
                            ------  ------   ------   ------  ------   ------
 .........................................................................
 .........................................................................
Less distributions to
 shareholders from
 .........................................................................
Net investment income        (0.35)  (0.36)   (0.14)   (0.43)  (0.46)   (0.42)
 .........................................................................
Net realized gains           (0.13)      0        0        0       0        0
                            ------  ------   ------   ------  ------   ------
 .........................................................................
Total distributions to
 shareholders                (0.48)  (0.36)   (0.14)   (0.43)  (0.46)   (0.42)
                            ------  ------   ------   ------  ------   ------
 .........................................................................
Net asset value, end of
 period                     $ 9.96  $ 9.92   $ 9.38   $ 9.68  $ 9.80   $ 8.68
                            ------  ------   ------   ------  ------   ------
 .........................................................................
 .........................................................................
Total return*                 5.31%   9.77%   (1.64%)   3.34%  18.69%   (9.08%)
 .........................................................................
Ratios and supplemental
 data
 .........................................................................
Net assets, end of period
 (thousands)                $1,644  $1,735   $1,849   $1,521  $1,535   $  624
 .........................................................................
Ratios to average net
 assets
 Expenses#                    1.70%   1.52%    1.52%+   1.52%   1.49%    1.16%+
 .........................................................................
 Net investment income        3.46%   3.87%    4.16%+   4.31%   4.51%    4.96%+
 .........................................................................
Portfolio turnover rate         33%     74%      39%     120%    119%     104%
 .........................................................................

(a) For the four months ended March 31, 1997. The Fund changed its fiscal year end from November 30 to March 31, effective March 31, 1997.
(b) For the period from February 1, 1994 (commencement of class operations) to November 30, 1994.
* Excluding applicable sales charges.
+ Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)


                                                              Year Ended
                                                               March 31,
                                                            ----------------
                                                             1999   1998 (a)
 CLASS A SHARES
 Net asset value, beginning of period                       $ 6.38   $ 6.40
                                                            ------   ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                                        0.26     0.07
 .........................................................................
 Net realized and unrealized gains or losses on securities    0.06    (0.02)
                                                            ------   ------
 .........................................................................
 Total from investment operations                             0.32     0.05
                                                            ------   ------
 .........................................................................
 Less distributions to shareholders from
 .........................................................................
 Net investment income                                       (0.26)   (0.07)
 .........................................................................
 Net realized gains                                          (0.06)       0
                                                            ------   ------
 .........................................................................
 Total distributions to shareholders                         (0.32)   (0.07)
                                                            ------   ------
 .........................................................................
 Net asset value, end of period                             $ 6.38   $ 6.38
                                                            ------   ------
 .........................................................................
 Total return*                                                5.14%    0.77%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)                      $  570   $  146
 .........................................................................
 Ratios to average net assets
 Expenses#                                                    0.84%    0.86%+
 .........................................................................
 Net investment income                                        4.04%    4.38%+
 .........................................................................
 Portfolio turnover rate                                        42%      17%
 .........................................................................

                                                              Year Ended
                                                               March 31,
                                                            ----------------
                                                             1999   1998 (b)
 CLASS B SHARES
 Net asset value, beginning of period                       $ 6.38   $ 6.44
                                                            ------   ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                                        0.21     0.05
 .........................................................................
 Net realized and unrealized gains or losses on securities    0.06    (0.06)
                                                            ------   ------
 .........................................................................
 Total from investment operations                             0.27    (0.01)
                                                            ------   ------
 .........................................................................
 Less distributions to shareholders from
 .........................................................................
 Net investment income                                       (0.21)   (0.05)
 .........................................................................
 Net realized gains                                          (0.06)       0
                                                            ------   ------
 .........................................................................
 Total distributions to shareholders                         (0.27)   (0.05)
                                                            ------   ------
 .........................................................................
 Net asset value, end of period                             $ 6.38   $ 6.38
                                                            ------   ------
 .........................................................................
 Total return*                                                4.35%   (0.21%)
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)                      $1,180   $  331
 .........................................................................
 Ratios to average net assets
 Expenses#                                                    1.58%    1.61%+
 .........................................................................
 Net investment income                                        3.25%    3.36%+
 .........................................................................
 Portfolio turnover rate                                        42%      17%
 .........................................................................

(a) For the period from December 30, 1997 (commencement of class operations) to March 31, 1998.
(b) For the period from January 9, 1998 (commencement of class operations) to March 31, 1998.
* Excluding applicable sales charges.
+ Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                              Year Ended
                                                               March 31,
                                                            ----------------
                                                                      1998
                                                             1999      (a)
 CLASS Y SHARES
 Net asset value, beginning of period                       $  6.37  $  6.32
                                                            -------  -------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                                         0.28     0.10
 .........................................................................
 Net realized and unrealized gains or losses on securities     0.07     0.05
                                                            -------  -------
 .........................................................................
 Total from investment operations                              0.35     0.15
                                                            -------  -------
 .........................................................................
 Less distributions to shareholders from
 .........................................................................
 Net investment income                                        (0.28)   (0.10)
 .........................................................................
 Net realized gains                                           (0.06)       0
                                                            -------  -------
 .........................................................................
 Total distributions to shareholders                          (0.34)   (0.10)
                                                            -------  -------
 .........................................................................
 Net asset value, end of period                             $  6.38  $  6.37
                                                            -------  -------
 .........................................................................
 Total return                                                  5.56%    2.39%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)                      $73,890  $67,675
 .........................................................................
 Ratios to average net assets
 Expenses#                                                     0.58%    0.61%+
 .........................................................................
 Net investment income                                         4.33%    4.50%+
 .........................................................................
 Portfolio turnover rate                                         42%      17%
 .........................................................................

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
+ Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended March 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
 CLASS A SHARES
 Net asset value, beginning of period   $ 9.76  $ 9.23  $ 9.29  $ 9.19  $ 9.17
                                        ------  ------  ------  ------  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                    0.42    0.45    0.47    0.51    0.53
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                    0.06    0.50   (0.03)   0.09    0.02
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total from investment operations         0.48    0.95    0.44    0.60    0.55
                                        ------  ------  ------  ------  ------
 .........................................................................
 Less distributions to shareholders
  from
 .........................................................................
 Net investment income                   (0.42)  (0.42)  (0.50)  (0.50)  (0.53)
 .........................................................................
 Net realized gains                      (0.24)      0       0       0       0
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total distributions to shareholders     (0.66)  (0.42)  (0.50)  (0.50)  (0.53)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Net asset value, end of period         $ 9.58  $ 9.76  $ 9.23  $ 9.29  $ 9.19
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total return*                            5.07%  10.50%   4.92%   6.64%   6.23%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)  $2,186  $2,076  $2,063  $1,786  $1,974
 .........................................................................
 Ratios to average net assets
 Expenses#                                0.91%   0.77%   0.76%   0.75%   0.46%
 .........................................................................
 Net investment income                    4.31%   4.64%   5.19%   5.36%   5.90%
 .........................................................................
 Portfolio turnover rate                    85%     97%    110%    165%     77%
 .........................................................................

                                               Year Ended March 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
 CLASS B SHARES
 Net asset value, beginning of period   $ 9.69  $ 9.17  $ 9.22  $ 9.15  $ 9.19
                                        ------  ------  ------  ------  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                    0.34    0.36    0.41    0.43    0.48
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                    0.11    0.51   (0.03)   0.09   (0.01)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total from investment operations         0.45    0.87    0.38    0.52    0.47
                                        ------  ------  ------  ------  ------
 .........................................................................
 Less distributions to shareholders
  from
 .........................................................................
 Net investment income                   (0.35)  (0.35)  (0.43)  (0.45)  (0.51)
 .........................................................................
 Net realized gains                      (0.24)      0       0       0       0
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total distributions to shareholders     (0.59)  (0.35)  (0.43)  (0.45)  (0.51)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Net asset value, end of period         $ 9.55  $ 9.69  $ 9.17  $ 9.22  $ 9.15
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total return*                            4.72%   9.60%   4.25%   5.77%   5.41%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)  $5,528  $6,384  $7,803  $7,274  $6,169
 .........................................................................
 Ratios to average net assets
 Expenses#                                1.66%   1.52%   1.51%   1.49%   1.24%
 .........................................................................
 Net investment income                    3.56%   3.89%   4.45%   4.60%   5.15%
 .........................................................................
 Portfolio turnover rate                    85%     97%    110%    165%     77%
 .........................................................................

* Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)


                                               Year Ended March 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
 CLASS C SHARES
 Net asset value, beginning of period   $ 9.68  $ 9.16  $ 9.22  $ 9.14  $ 9.19
                                        ------  ------  ------  ------  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                    0.35    0.36    0.41    0.43    0.48
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                    0.11    0.51   (0.04)   0.10   (0.02)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total from investment operations         0.46    0.87    0.37    0.53    0.46
                                        ------  ------  ------  ------  ------
 .........................................................................
 Less distributions to shareholders
  from
 .........................................................................
 Net investment income                   (0.35)  (0.35)  (0.43)  (0.45)  (0.51)
 .........................................................................
 Net realized gains                      (0.24)      0       0       0       0
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total distributions to shareholders     (0.59)  (0.35)  (0.43)  (0.45)  (0.51)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Net asset value, end of period         $ 9.55  $ 9.68  $ 9.16  $ 9.22  $ 9.14
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total return*                            4.83%   9.62%   4.14%   5.89%   5.20%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)  $1,717  $1,639  $2,066  $2,303  $1,971
 .........................................................................
 Ratios to average net assets
 Expenses#                                1.66%   1.54%   1.51%   1.49%   1.23%
 .........................................................................
 Net investment income                    3.55%   3.94%   4.46%   4.60%   5.11%
 .........................................................................
 Portfolio turnover rate                    85%     97%    110%    165%     77%
 .........................................................................

* Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Missouri Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                      Year Ended November
                           Year Ended March 31,               30,
                          -------------------------  ------------------------
                           1999     1998   1997 (a)   1996    1995   1994 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period     $10.21   $ 9.64   $ 9.86   $ 9.91  $ 8.72   $10.00
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income      0.47++   0.46     0.16     0.50    0.50     0.44
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities      0.03     0.58    (0.22)   (0.06)   1.19    (1.28)
                          ------   ------   ------   ------  ------   ------
 Total from investment
  operations                0.50     1.04    (0.06)    0.44    1.69    (0.84)
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income     (0.46)   (0.47)   (0.16)   (0.49)  (0.50)   (0.44)
 .........................................................................
 Net realized gains        (0.38)       0        0        0       0        0
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Net investment income     (0.46)   (0.47)   (0.16)   (0.49)  (0.50)   (0.44)
 .........................................................................
 Total distributions to
  shareholders             (0.84)   (0.47)   (0.16)   (0.49)  (0.50)   (0.44)
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Net asset value, end of
  period                  $ 9.87   $10.21   $ 9.64   $ 9.86  $ 9.91   $ 8.72
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 .........................................................................
 Total return*              5.06%   11.01%   (0.57%)   4.66%  19.86%   (8.55%)
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)      $4,407   $4,897   $2,627   $2,610  $4,848   $3,581
 .........................................................................
 Ratios to average net
  assets
 .........................................................................
 Expenses#                  0.87%    0.78%    0.76%+   0.76%   0.72%    0.43%+
 .........................................................................
 Net investment income      4.59%    4.83%    5.05%+   4.93%   5.26%    5.38%+
 .........................................................................
 Portfolio turnover rate      85%      42%      12%     126%     74%      25%
 .........................................................................

                            Year Ended March 31,        Year Ended November 30,
                          ---------------------------   --------------------------
                           1999      1998    1997 (a)    1996     1995    1994 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period     $ 10.09   $  9.52  $  9.74    $  9.80  $  8.67  $ 10.00
                          -------   -------  -------    -------  -------  -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income       0.38++    0.40     0.13       0.40     0.44     0.40
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities       0.08      0.56    (0.21)     (0.04)    1.15    (1.29)
                          -------   -------  -------    -------  -------  -------
 Total from investment
  operations                 0.46      0.96    (0.08)      0.36     1.59    (0.89)
                          -------   -------  -------    -------  -------  -------
 .........................................................................


 Less distributions to
  shareholders from
 .........................................................................
 Net investment income      (0.38)    (0.39)   (0.14)     (0.42)   (0.46)   (0.44)
 .........................................................................
 Net realized gains         (0.38)        0        0          0        0        0
                          -------   -------  -------    -------  -------  -------
 .........................................................................
 Total distributions to
  shareholders              (0.76)    (0.39)   (0.14)     (0.42)   (0.46)   (0.44)
                          -------   -------  -------    -------  -------  -------
 .........................................................................
 Net asset value, end of
  period                  $  9.79   $ 10.09  $  9.52    $  9.74  $  9.80  $  8.67
                          -------   -------  -------    -------  -------  -------
 .........................................................................
 Total return*               4.69%    10.26%   (0.83%)     3.83%   18.79%   (9.06%)
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)      $18,007   $19,552  $20,127    $21,925  $21,231  $12,906
 .........................................................................
 Ratios to average net
  assets
 Expenses#                   1.62%     1.53%    1.51%+     1.52%    1.47%    1.16%+
 .........................................................................
 Net investment income       3.84%     4.12%    4.31%+     4.20%    4.56%    4.70%+
 .........................................................................
 Portfolio turnover rate       85%       42%      12%       126%      74%      25%
 .........................................................................

(a) For the four months ended March 31, 1997. The Fund changed its fiscal year end from November 30 to March 31, effective March 31, 1997.
(b) For the period from February 1, 1994 (commencement of class operations) to November 30, 1994.
* Excluding applicable sales charges.
+ Annualized.
++ Calculation based on average shares outstanding.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Missouri Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                      Year Ended November
                           Year Ended March 31,               30,
                          -------------------------  ------------------------
                           1999     1998   1997 (a)   1996    1995   1994 (b)
 CLASS C SHARES
 Net asset value,
  beginning of period     $10.08   $ 9.52   $ 9.73   $ 9.79  $ 8.66   $10.00
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income      0.39++   0.38     0.13     0.39    0.43     0.39
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities      0.09     0.57    (0.20)   (0.03)   1.16    (1.29)
                          ------   ------   ------   ------  ------   ------
 Total from investment
  operations                0.48     0.95    (0.07)    0.36    1.59    (0.90)
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income     (0.39)   (0.39)   (0.14)   (0.42)  (0.46)   (0.44)
 .........................................................................
 Net realized gains        (0.38)       0        0        0       0        0
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Total distributions to
  shareholders             (0.77)   (0.39)   (0.14)   (0.42)  (0.46)   (0.44)
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 Net asset value, end of
  period                  $ 9.79   $10.08   $ 9.52   $ 9.73  $ 9.79   $ 8.66
                          ------   ------   ------   ------  ------   ------
 .........................................................................
 .........................................................................
 Total return*              4.79%   10.15%   (0.73%)   3.83%  18.78%   (9.25%)
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)      $  634   $  990   $1,306   $1,387  $1,788   $1,045
 .........................................................................
 Ratios to average net
  assets
 Expenses#                  1.62%    1.52%    1.51%+   1.52%   1.46%    1.15%+
 .........................................................................
 Net investment income      3.86%    4.10%    4.30%+   4.18%   4.56%    4.72%+
 .........................................................................
 Portfolio turnover rate      85%      42%      12%     126%     74%      25%
 .........................................................................

(a) For the four months ended March 31, 1997. The Fund changed its fiscal year end from November 30 to March 31, effective March 31, 1997.
(b) For the period from February 1, 1994 (commencement of class operations) to November 30, 1994.
* Excluding applicable sales charges.
+  Annualized.
++ Calculation based on average shares outstanding.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended March 31,                           Year Ended February 28,
                          --------------------------      Period Ended     ------------------------
                           1999     1998    1997 (a)   August 31, 1996 (b)    1996         1995
 CLASS A SHARES
 Net asset value,
  beginning of period     $ 11.11  $ 10.74  $ 10.75          $ 11.01           $ 10.53      $ 10.99
                          -------  -------  -------          -------           -------      -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income       0.51     0.53     0.31             0.28              0.56         0.57
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities       0.11     0.46    (0.01)           (0.26)             0.48        (0.46)
                          -------  -------  -------          -------           -------       ------
 .........................................................................
 Total from investment
  operations                 0.62     0.99     0.30             0.02              1.04         0.11
                          -------  -------  -------          -------           -------       ------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income      (0.51)   (0.53)   (0.31)           (0.28)            (0.56)       (0.57)
 .........................................................................
 Net realized gains         (0.06)   (0.09)       0                0                 0            0
                          -------  -------  -------          -------           -------       ------
 .........................................................................
 Total distributions to
  shareholders              (0.57)   (0.62)   (0.31)           (0.28)            (0.56)       (0.57)
                          -------  -------  -------          -------           -------       ------
 .........................................................................
 Net asset value, end of
  period                  $ 11.16  $ 11.11  $ 10.74          $ 10.75           $ 11.01      $ 10.53
                          -------  -------  -------          -------           -------      -------
 .........................................................................
 .........................................................................
 Total return*               5.66%    9.34%    2.83%            0.19%            10.08%        1.41%
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)      $33,657  $31,614  $31,434          $32,377       $    41,762  $    34,852
 .........................................................................
 Ratios to average net
  assets
 Expenses#                   0.50%    0.50%    0.44%+           0.34%+            0.36%        0.25%
 .........................................................................
 Net investment income       4.52%    4.77%    5.02%+           5.08%+            5.15%        5.52%
 .........................................................................
 Portfolio turnover rate       40%      37%      15%               0%                4%           8%
 .........................................................................

                            Year Ended March 31,
                          --------------------------     Period Ended         Period Ended
                           1999     1998    1997 (a)  August 31, 1996 (b) February 29, 1996 (c)
 CLASS B SHARES
 Net asset value,
  beginning of period     $ 11.11  $ 10.74   $10.75         $11.01                $11.08
                          -------  -------   ------         ------                ------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income       0.40     0.43     0.25           0.24                  0.05
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities       0.11     0.46        0          (0.26)                (0.07)
                          -------  -------   ------         ------                ------
 .........................................................................
 Total from investment
  operations                 0.51     0.89     0.25          (0.02)                (0.02)
                          -------  -------   ------         ------                ------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income      (0.40)   (0.43)   (0.26)         (0.24)                (0.05)
 .........................................................................
 Net realized gains         (0.06)   (0.09)       0              0                     0
                          -------  -------   ------         ------                ------
 .........................................................................
 Total distributions to
  shareholders              (0.46)   (0.52)   (0.26)         (0.24)                (0.05)
                          -------  -------   ------         ------                ------
 .........................................................................
 Net asset value, end of
  period                  $ 11.16  $ 11.11   $10.74         $10.75                $11.01
                          -------  -------   ------         ------                ------
 .........................................................................
 .........................................................................
 Total return*               4.71%    8.35%    2.29%         (0.20%)               (0.22%)
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)      $20,199  $13,645   $7,847         $2,709                $  186
 .........................................................................
 Ratios to average net
  assets
 Expenses#                   1.41%    1.41%    1.36%+         1.28%+                0.31%+
 .........................................................................
 Net investment income       3.59%    3.85%    4.07%+         4.14%+                5.23%+
 .........................................................................
 Portfolio turnover rate       40%      37%      15%             0%                    4%
 .........................................................................

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from January 30, 1996 (commencement of class operations) to February 29, 1996.
 * Excluding applicable sales charges.
 + Annualized.
 # The ratio of expenses to average net assets excludes fee credits and in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                             Year Ended March 31,
                          ----------------------------     Period Ended         Period Ended
                            1999      1998    1997 (a)  August 31, 1996 (b) February 29, 1996 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period     $  11.11  $  10.74   $10.75         $11.01               $11.14
                          --------  --------   ------         ------               ------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income        0.52      0.54     0.32           0.28                 0.03
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities        0.11      0.46    (0.01)         (0.26)               (0.13)
                          --------  --------   ------         ------               ------
 .........................................................................
 Total from investment
  operations                  0.63      1.00     0.31           0.02                (0.10)
                          --------  --------   ------         ------               ------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income       (0.52)    (0.54)   (0.32)         (0.28)               (0.03)
 .........................................................................
 Net realized gains          (0.06)    (0.09)       0              0                    0
                          --------  --------   ------         ------               ------
 .........................................................................
 Total distributions to
  shareholders               (0.58)    (0.63)   (0.32)         (0.28)               (0.03)
                          --------  --------   ------         ------               ------
 .........................................................................
 Net asset value, end of
  period                  $  11.16  $  11.11   $10.74         $10.75               $11.01
                          --------  --------   ------         ------               ------
 .........................................................................
 .........................................................................
 Total return                 5.76%     9.44%    2.88%          0.20%               (0.87%)
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)      $123,419  $105,331   $9,436         $9,076               $   18
 .........................................................................
 Ratios to average net
  assets
 Expenses#                    0.41%     0.41%    0.36%+         0.31%+               0.31%+
 .........................................................................
 Net investment income        4.61%     4.79%    5.08%+         5.12%+               5.28%+
 .........................................................................
 Portfolio turnover rate        40%       37%      15%             0%                   4%
 .........................................................................

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from February 8, 1996 (commencement of class operations) to February 29, 1996.
 + Annualized.
 # The ratio of expenses to average net assets excludes fee credits and in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         New York Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended March 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
 CLASS A SHARES
 Net asset value, beginning of period   $10.12  $ 9.64  $ 9.67  $ 9.44  $ 9.32
                                        ------  ------  ------  ------  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                    0.44    0.48    0.49    0.48    0.52
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                    0.12    0.52   (0.03)   0.24    0.12
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total from investment operations         0.56    1.00    0.46    0.72    0.64
                                        ------  ------  ------  ------  ------
 .........................................................................
 Less distributions to shareholders
  from
 .........................................................................
 Net investment income                   (0.44)  (0.46)  (0.49)  (0.49)  (0.52)
 .........................................................................
 Net realized gains                      (0.34)  (0.06)      0       0       0
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total distributions to shareholders     (0.78)  (0.52)  (0.49)  (0.49)  (0.52)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Net asset value, end of period         $ 9.90  $10.12  $ 9.64  $ 9.67  $ 9.44
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total return*                            5.73%  10.56%   4.87%   7.73%   7.08%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)  $4,096  $3,559  $3,693  $3,947  $3,323
 .........................................................................
 Ratios to average net assets
 Expenses#                                0.88%   0.77%   0.76%   0.75%   0.50%
 .........................................................................
 Net investment income                    4.38%   4.78%   5.00%   4.95%   5.48%
 .........................................................................
 Portfolio turnover rate                    75%     41%     62%     53%     77%
 .........................................................................

                                            Year Ended March 31,
                                   -------------------------------------------
                                    1999     1998     1997     1996     1995
 CLASS B SHARES
 Net asset value, beginning of
  period                           $ 10.03  $  9.55  $  9.59  $  9.38  $  9.32
                                   -------  -------  -------  -------  -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income                0.36     0.40     0.41     0.41     0.47
 .........................................................................
 Net realized and unrealized
  gains or losses on securities       0.12     0.52    (0.03)    0.24     0.09
                                   -------  -------  -------  -------  -------
 .........................................................................
 Total from investment operations     0.48     0.92     0.38     0.65     0.56
                                   -------  -------  -------  -------  -------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income               (0.36)   (0.38)   (0.42)   (0.44)   (0.50)
 .........................................................................
 Net realized gains                  (0.34)   (0.06)       0        0        0
                                   -------  -------  -------  -------  -------
 .........................................................................
 Total distributions to
  shareholders                       (0.70)   (0.44)   (0.42)   (0.44)   (0.50)
                                   -------  -------  -------  -------  -------
 .........................................................................
 Net asset value, end of period    $  9.81  $ 10.03  $  9.55  $  9.59  $  9.38
                                   -------  -------  -------  -------  -------
 .........................................................................
 .........................................................................
 Total return*                        4.95%    9.80%    4.03%    7.02%    6.28%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period
  (thousands)                      $15,895  $17,245  $19,064  $17,151  $11,907
 .........................................................................
 Ratios to average net assets
 Expenses#                            1.63%    1.52%    1.51%    1.50%    1.25%
 .........................................................................
 Net investment income                3.63%    4.04%    4.25%    4.19%    4.78%
 .........................................................................
 Portfolio turnover rate                75%      41%      62%      53%      77%
 .........................................................................

* Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         New York Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended March 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
 CLASS C SHARES
 Net asset value, beginning of period   $10.02  $ 9.55  $ 9.58  $ 9.37  $ 9.31
                                        ------  ------  ------  ------  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                    0.36    0.39    0.40    0.41    0.48
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                    0.13    0.52   (0.01)   0.24    0.07
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total from investment operations         0.49    0.91    0.39    0.65    0.55
                                        ------  ------  ------  ------  ------
 .........................................................................
 Less distributions to shareholders
  from
 .........................................................................
 Net investment income                   (0.36)  (0.38)  (0.42)  (0.44)  (0.49)
 .........................................................................
 Net realized gains                      (0.34)  (0.06)      0       0       0
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total distributions to shareholders     (0.70)  (0.44)  (0.42)  (0.44)  (0.49)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Net asset value, end of period         $ 9.81  $10.02  $ 9.55  $ 9.58  $ 9.37
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total return*                            5.05%   9.69%   4.14%   7.02%   6.18%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)  $1,389  $1,465  $1,871  $2,296  $2,890
 .........................................................................
 Ratios to average net assets
 Expenses#                                1.63%   1.52%   1.51%   1.50%   1.26%
 .........................................................................
 Net investment income                    3.63%   4.05%   4.25%   4.24%   4.88%
 .........................................................................
 Portfolio turnover rate                    75%     41%     62%     53%     77%
 .........................................................................

                                                               Period Ended
                                                            March 31, 1999 (a)
 CLASS Y SHARES
 Net asset value, beginning of period                             $10.29
                                                                  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                                              0.19
 .........................................................................
 Net realized and unrealized gains or losses on securities         (0.05)++
                                                                  ------
 .........................................................................
 Total from investment operations                                   0.14
                                                                  ------
 .........................................................................
 Less distributions to shareholders from
 .........................................................................
 Net investment income                                             (0.19)
 .........................................................................
 Net realized gains                                                (0.34)
                                                                  ------
 .........................................................................
 Total distributions to shareholders                               (0.53)
                                                                  ------
 .........................................................................
 Net asset value, end of period                                   $ 9.90
                                                                  ------
 .........................................................................
 Total return                                                       1.44%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)                            $1,329
 .........................................................................
 Ratios to average net assets
 Expenses#                                                          0.63%+
 .........................................................................
 Net investment income                                              4.59%+
 .........................................................................
 Portfolio turnover rate                                              75%
 .........................................................................

(a) For the period from October 29, 1998 (commencement of class operations) to March 31, 1999.
* Excluding applicable sales charges.
+ Annualized.
++ The per share amount is not in accord with the net realized and unrealized gains or losses for the period due to the timing of the sales of the Fund shares and the amount of per share realized and unrealized gains or losses at such time.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended March 31,
                                   -------------------------------------------
                                    1999     1998     1997     1996     1995
 CLASS A SHARES
 Net asset value, beginning of
  period                           $ 11.70  $ 11.14  $ 11.15  $ 10.91  $ 11.01
                                   -------  -------  -------  -------  -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income                0.51     0.55     0.59     0.60     0.61
 .........................................................................
 Net realized and unrealized
  gains or losses on securities       0.10     0.55    (0.01)    0.23    (0.09)
                                   -------  -------  -------  -------  -------
 .........................................................................
 Total from investment operations     0.61     1.10     0.58     0.83     0.52
                                   -------  -------  -------  -------  -------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income               (0.51)   (0.54)   (0.59)   (0.59)   (0.62)
 .........................................................................
 Net realized gains                  (0.14)       0        0        0        0
                                   -------  -------  -------  -------  -------
 .........................................................................
 Total distributions to
  shareholders                       (0.65)   (0.54)   (0.59)   (0.59)   (0.62)
                                   -------  -------  -------  -------  -------
 .........................................................................
 Net asset value, end of period    $ 11.66  $ 11.70  $ 11.14  $ 11.15  $ 10.91
                                   -------  -------  -------  -------  -------
 .........................................................................
 .........................................................................
 Total return*                        5.36%   10.02%    5.30%    7.66%    4.91%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period
  (thousands)                      $28,646  $24,119  $24,535  $28,710  $30,450
 .........................................................................
 Ratios to average net assets
 Expenses#                            0.82%    0.76%    0.76%    0.76%    0.75%
 .........................................................................
 Net investment income                4.36%    4.79%    5.26%    5.29%    5.65%
 .........................................................................
 Portfolio turnover rate                69%      54%      84%      55%      97%
 .........................................................................

                                            Year Ended March 31,
                                   -------------------------------------------
                                    1999     1998     1997     1996     1995
 CLASS B SHARES
 Net asset value, beginning of
  period                           $ 11.55  $ 10.99  $ 11.00  $ 10.81  $ 10.98
                                   -------  -------  -------  -------  -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income                0.42     0.46     0.49     0.51     0.54
 .........................................................................
 Net realized and unrealized
  gains or losses on securities       0.11     0.54    (0.01)    0.22    (0.10)
                                   -------  -------  -------  -------  -------
 .........................................................................
 Total from investment operations     0.53     1.00     0.48     0.73     0.44
                                   -------  -------  -------  -------  -------
 .........................................................................
 Less distributions to
  shareholders from
 .........................................................................
 Net investment income               (0.42)   (0.44)   (0.49)   (0.54)   (0.61)
 Net realized gains                  (0.14)       0        0        0        0
                                   -------  -------  -------  -------  -------
 .........................................................................
 Total distributions to
  shareholders                       (0.56)   (0.44)   (0.49)   (0.54)   (0.61)
                                   -------  -------  -------  -------  -------
 .........................................................................
 Net asset value, end of period    $ 11.52  $ 11.55  $ 10.99  $ 11.00  $ 10.81
                                   -------  -------  -------  -------  -------
 .........................................................................
 .........................................................................
 Total return*                        4.68%    9.27%    4.50%    6.84%    4.15%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period
  (thousands)                      $37,823  $37,036  $37,215  $37,719  $30,657
 .........................................................................
 Ratios to average net assets
 Expenses#                            1.58%    1.52%    1.51%    1.48%    1.50%
 .........................................................................
 Net investment income                3.60%    4.04%    4.50%    4.55%    4.89%
 .........................................................................
 Portfolio turnover rate                69%      54%      84%      55%      97%
 .........................................................................

* Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended March 31,
                                        --------------------------------------
                                         1999    1998    1997    1996    1995
 CLASS C SHARES
 Net asset value, beginning of period   $11.59  $11.02  $11.03  $10.83  $11.00
                                        ------  ------  ------  ------  ------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                    0.42    0.45    0.47    0.51    0.53
 .........................................................................
 Net realized and unrealized gains or
  losses on securities                    0.10    0.57    0.01    0.23   (0.10)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total from investment operations         0.52    1.02    0.48    0.74    0.43
                                        ------  ------  ------  ------  ------
 .........................................................................
 Less distributions to shareholders
  from
 .........................................................................
 Net investment income                   (0.42)  (0.45)  (0.49)  (0.54)  (0.60)
 .........................................................................
 Net realized gains                      (0.14)      0       0       0       0
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total distributions to shareholders     (0.56)  (0.45)  (0.49)  (0.54)  (0.60)
                                        ------  ------  ------  ------  ------
 .........................................................................
 Net asset value, end of period         $11.55  $11.59  $11.02  $11.03  $10.83
                                        ------  ------  ------  ------  ------
 .........................................................................
 Total return*                            4.59%   9.34%   4.49%   6.92%   4.05%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)  $6,945  $6,414  $6,830  $9,675  $9,559
 .........................................................................
 Ratios to average net assets
 Expenses#                                1.58%   1.52%   1.51%   1.48%   1.50%
 .........................................................................
 Net investment income                    3.60%   4.05%   4.52%   4.57%   4.90%
 .........................................................................
 Portfolio turnover rate                    69%     54%     84%     55%     97%
 .........................................................................

                                                 Year Ended March 31,
                                                 ------------------------
                                                    1999      1998 (a)
 CLASS Y SHARES
 Net asset value, beginning of period            $    11.70  $    11.60
                                                 ----------  ----------
 .........................................................................
 Income from investment operations
 .........................................................................
 Net investment income                                 0.54        0.19
 .........................................................................
 Net realized and unrealized gains or losses on
  securities                                           0.10        0.10
                                                 ----------  ----------
 .........................................................................
 Total from investment operations                      0.64        0.29
                                                 ----------  ----------
 .........................................................................
 Less distributions to shareholders from
 .........................................................................
 Net investment income                                (0.54)      (0.19)
 .........................................................................
 Net realized gains                                   (0.14)          0
                                                 ----------  ----------
 .........................................................................
 Total distributions to shareholders                  (0.68)      (0.19)
                                                 ----------  ----------
 .........................................................................
 Net asset value, end of period                  $    11.66  $    11.70
                                                 ----------  ----------
 .........................................................................
 Total return                                          5.63%       2.54%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (thousands)           $  181,919  $  152,960
 .........................................................................
 Ratios to average net assets
 Expenses#                                             0.57%       0.59%+
 .........................................................................
 Net investment income                                 4.61%       4.75%+
 .........................................................................
 Portfolio turnover rate                                 69%         54%
 .........................................................................

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
 * Excluding applicable sales charges.
 + Annualized.
 # The ratio of expenses to average net assets excludes fee credits and in-cludes fee waivers.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        California Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                                March 31, 1999

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 97.8%
            California - 95.8%
 $  500,000 Abag, CA Fin. Auth. for Non-Profit Corporations, COP,
             Rhoda Haas Goldman Plaza,
            5.13%, 5/15/15.......................................   $   506,530
    500,000 Alameda, CA Corridor Trans. Auth. RB,
            Sr. Lien, Ser. A,
            5.13%, 10/1/18.......................................       509,475
  1,000,000 Alameda, CA Hsg. Auth. MHRB, Ser. A, (GNMA),
            5.35%, 2/20/31.......................................     1,013,550
    500,000 Bakersfield, CA COP, Convention Ctr. Expansion Proj.,
             (MBIA),
            5.80%, 4/1/17........................................       545,650
  1,000,000 California HFA MHRB, Ser. B,
             (AMBAC/FHA),
            6.05%, 8/1/16........................................     1,065,870
            California HFA RB, Home Mtge.:
  1,000,000 Ser. A, (AMBAC/FHA/VA),
            5.05%, 8/1/17........................................     1,003,240
    495,000 Ser. L, (MBIA),
            6.40%, 8/1/27 (c)....................................       524,507
    950,000 California HFA SFHRB, Ser. A-1, Class III, (MBIA),
            5.70%, 8/1/11........................................       995,021
            California Hlth. Facs., Fin. Auth.
             RB, Ser. A:
  1,000,000 Catholic Hlth. Sys., (AMBAC),
            5.75%, 7/1/15........................................     1,084,100
  1,000,000 Cedars Sinai Ctr., (MBIA),
            5.13%, 8/1/17........................................     1,019,610
    500,000 Enloe Hlth. Sys., (FSA),
            5.00%, 11/15/18......................................       498,735
    500,000 California PCRB, Financing Auth. & Solid Wst.
             Disposal, Browning Ferris Inds. Inc., Ser. A,
            5.80%, 12/1/16.......................................       498,860
            California Pub. Works Board, Lease RB:
            CA State Univ. Proj., Ser. A:
  1,000,000 (AMBAC),
            5.35%, 12/1/15.......................................     1,052,210
  1,000,000 5.50%, 10/1/15.......................................     1,063,020
    350,000 Univ. Proj., Ser. B,
            5.50%, 6/1/19........................................       364,598
    700,000 California Statewide Communities Dev. Auth. RB COP,
             John Muir/Mt. Diablo Hlth. Sys., (MBIA),
            5.13%, 8/15/17.......................................       713,769
    500,000 California Statewide Communities Dev. Auth., Spl.
             Facs. RB, United Air Lines Inc., Los Angeles,
            5.63%, 10/1/34.......................................       508,915
    500,000 Elk Grove, CA Spl. Tax, Unified Sch. Dist. Spl. Tax
             RB, Community Facs., Dist. No. 1, (AMBAC),
            6.50%, 12/1/24.......................................       609,360
  1,000,000 Los Angeles Cnty., CA Spl. Tax RB, Community Facs.,
             Dist. No. 3, Impt. Area A, Ser. A, (FSA),
            5.50%, 9/1/14........................................     1,083,170

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            California - continued
 $  500,000 Los Angeles, CA Community Redev. Agcy., Tax
             Allocation Bond, Bunker Hill, Ser. H, (FSA),
            6.50%, 12/1/16.......................................   $   561,330
  1,000,000 Los Angeles, CA Convention & Exhibition Ctr. Auth.,
             Lease RB,
             Ser. A, (MBIA/IBC),
            6.00%, 8/15/10.......................................     1,146,590
    500,000 Paramount, CA Unified Sch. Dist.
             GO, Ser. A, (FSA),
            5.13%, 9/1/19........................................       504,925
    750,000 Poway, CA Community Facs. Dist.,
             Spl. Tax RB, Parkway Business Ctr., No. 88-1,
            6.75%, 8/15/15.......................................       817,590
  1,000,000 Sacramento Cnty., CA Arpt. Sys. RB,
             Ser. A, (MBIA),
            6.00%, 7/1/11........................................     1,120,710
  1,300,000 San Francisco, CA Bldg. Auth. Lease RB, San Francisco
             Civic Ctr. Complex, Ser. A, (AMBAC),
            5.25%, 12/1/16.......................................     1,346,722
  1,100,000 San Jose, CA Redev. Agcy., Tax Allocation Bond,
             Merged Area Redev. Proj., (MBIA),
            6.00%, 8/1/15........................................     1,271,182
    100,000 San Mateo, CA Foster City Sch. Dist. GO, Capital
             Appreciation, Ser. C
             (Eff. Yield 5.60%), (b) (FGIC),
            0.00%, 9/1/03........................................        85,057
    300,000 Santa Ana, CA Financing Auth., Lease RB, Police
             Admin. & Holding Fac.,
             Ser. A, (MBIA),
            6.25%, 7/1/15........................................       353,880
  1,000,000 South Orange Cnty., CA Pub. Fin. Auth., Spl. Tax RB,
             Sr. Lien, Ser. A, (MBIA),
            7.00%, 9/1/09........................................     1,226,380
  1,000,000 Southern CA Pub. Pwr. Auth. RB, Southern Transmission
             Proj., (Eff. Yield 7.30%), (b) (FGIC),
            0.00%, 7/1/14........................................       481,130
    500,000 Watsonville, CA Solid Wst. RB, (MBIA),
            5.50%, 5/15/16.......................................       532,005
                                                                    -----------
                                                                     24,107,691
                                                                    -----------
            Puerto Rico - 2.0%
  1,000,000 Cmnwlth. of Puerto Rico GO, Capital Appreciation,
             (Eff. Yield 4.85%), (b) (MBIA/IBC),
            0.00%, 7/1/14........................................       495,660
                                                                    -----------
            Total Municipal Obligations
             (cost $23,161,361)..................................    24,603,351
                                                                    -----------
 SHORT-TERM INVESTMENTS (cost $405,000) - 1.6%
            California - 1.6%
    405,000 Irvine Ranch, CA Wtr. Dist. RB, Consolidated Bonds,
             (LOC: Landesbank Hessen),
            3.00%, 10/1/10 (a)...................................       405,000
                                                                    -----------

            Total Investments -
             (cost $23,566,361)............................    99.4%  25,008,351
            Other Assets and
             Liabilities - net.............................     0.6      162,918
                                                              -----  -----------
            Net Assets -...................................   100.0% $25,171,269
                                                              =====  ===========

--------------------------------------------------------------------------------
                                   EVERGREEN
                        California Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999


(a) Security is a variable or floating rate instrument with periodic de-mand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At March 31, 1999, $200,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation COP Certificate of Participation
FGIC Insured by Federal Guaranty Insurance Company
FHA  Insured by Federal Housing Authority
FSA  Insured by Financial Security Assurance Corporation
GNMA Insured by Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
IBC  Insured Bond Certification
LOC  Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corporation MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond
VA   Guaranteed by Veteran's Authority

FUTURES CONTRACTS - SHORT POSITIONS

               Number                         Initial Contract    Value at     Unrealized
Expiration  of Contracts                           Amount      March 31, 1999 Appreciation
------------------------------------------------------------------------------------------
June 1999         1      Municipal Bond Index     $123,940        $124,286        $346

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                                March 31, 1999


 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 96.5%
            Connecticut - 71.8%
            Bristol, CT GO:
 $  130,000 5.00%, 6/15/05.......................................  $   137,734
    355,000 5.25%, 6/15/08.......................................      385,736
    275,000 Cheshire, CT GO,
            5.75%, 8/15/09.......................................      300,949
  1,450,000 Connecticut Clean Wtr. Fund RB,
            6.00%, 3/1/08........................................    1,638,935
            Connecticut Dev. Auth. Hlth. Care RB, Church Homes,
             Inc. Proj.:
    710,000 4.80%, 4/1/01........................................      720,132
    425,000 4.90%, 4/1/02........................................      434,456
  1,000,000 5.80%, 4/1/21........................................    1,009,820
  2,000,000 Connecticut Dev. Auth. PCRB,
             United Illuminating,
            4.35%, 6/1/26........................................    1,992,140
  1,500,000 Connecticut Dev. Auth. RB, Life Care Fac. Seabury
             Proj.,
            5.00%, 9/1/21........................................    1,439,415
    890,000 Connecticut Dev. Auth. Spl. Obl. RB, Ser. A, (FGIC),
            5.50%, 5/1/08........................................      969,824
  1,000,000 Connecticut Dev. Auth. Wtr. Facs. RB, Bridgeport
             Hydraulic Corp.,
            6.15%, 4/1/35........................................    1,084,390
  1,000,000 Connecticut HFA RB:
             Hsg. Mtge. Fin. Program, Ser. H 1,
            5.10%, 5/15/17.......................................      991,770
    100,000 Hsg. Mtge. Fin. Proj., Subseries C 1,
            5.75%, 5/15/05.......................................      105,524
            Connecticut Hlth. & Edl. Facs. Auth. RB:
    225,000 Choate Rosemary Hall, Ser. A, (MBIA),
            6.50%, 7/1/09........................................      254,122
    500,000 Greenwich Hosp. Assn., Ser. A,
            5.40%, 7/1/09........................................      537,230
    500,000 Hebrew Home & Hosp., Ser. B,
            5.15%, 8/1/28........................................      490,320
  2,000,000 Hosp. for Spl. Care, Ser. B,
            5.125%, 7/1/07.......................................    2,057,420
  1,000,000 Hosp. of St. Raphael, Ser. H, (AMBAC),
            5.00%, 7/1/06........................................    1,053,970
  1,000,000 Kent Sch. Corp., Ser. B,
            5.50%, 7/1/15........................................    1,048,080
    625,000 Lawrence & Mem. Hosp., Ser. D,
            4.875%, 7/1/07.......................................      645,513
    250,000 New Britain General Hosp., Ser. B, (AMBAC),
            5.875%, 7/1/08.......................................      274,668
            Newington Children's Hosp., Ser. A, (MBIA):
  1,000,000 5.90%, 7/1/08........................................    1,099,840
    250,000 6.05%, 7/1/10........................................      274,222
  1,345,000 St. Mary's Hosp. Corp., Ser. E,
            6.00%, 7/1/08........................................    1,485,458
  1,000,000 Stamford Hosp., Ser. F,
            5.25%, 7/1/11........................................    1,039,280
  1,500,000 Suffield Academy, Ser. A,
            5.40%, 7/1/27........................................    1,546,320

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Connecticut - continued
            Connecticut Hlth. & Edl. Facs. Auth. RB: - continued
 $  100,000 Trinity College, Ser. F, (MBIA),
            5.00%, 7/1/15........................................  $   101,281
            Veteran's Mem. Med. Ctr., Ser. A:
  1,000,000 5.375%, 7/1/14.......................................    1,037,170
  2,000,000 5.50%, 7/1/26........................................    2,068,680
  1,500,000 Westminster Sch., Ser. A,
            5.50%, 7/1/16........................................    1,574,175
  1,000,000 Yale New Haven Hosp.,
            5.625%, 7/1/16.......................................    1,050,660
    315,000 Connecticut Higher Ed. Loan Auth. RB, Ser. A,
            7.00%, 11/15/00......................................      322,122
  2,500,000 Connecticut Muni. Elec. Energy Cooperative Pwr. RB,
             Ser. A,
            5.00%, 1/1/05........................................    2,628,450
            Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
            Ser. A, (FGIC):
  1,000,000 6.00%, 6/1/06........................................    1,116,890
    500,000 7.125%, 6/1/07.......................................      541,890
  1,000,000 Ser. C,
            6.00%, 10/1/09.......................................    1,138,800
            Connecticut State GO:
            Ser. A:
  1,000,000 6.00%, 3/1/06........................................    1,115,290
  3,000,000 6.25%, 5/15/06.......................................    3,396,720
            Ser. B:
  1,000,000 5.30%, 9/15/07.......................................    1,081,290
    500,000 6.00%, 11/15/02......................................      539,680
    200,000 Ser. C,
            5.875%, 8/15/09......................................      220,798
  1,000,000 Darien, CT GO,
            5.125%, 8/1/12.......................................    1,047,790
  1,000,000 Fairfield, CT GO,
            4.70%, 1/1/11........................................    1,017,170
    525,000 Guilford, CT GO,
            5.00%, 11/15/07......................................      549,827
            Hamden, CT GO, (MBIA):
  1,000,000 5.375%, 8/15/10......................................    1,066,070
  1,275,000 5.40%, 8/15/11.......................................    1,354,279
            Middletown, CT GO:
    445,000 5.60%, 4/15/00.......................................      456,392
  1,000,000 6.00%, 4/15/07.......................................    1,121,710
    500,000 Milford, CT GO,
            5.20%, 1/15/13.......................................      528,775
            Montville, CT GO:
    250,000 5.15%, 12/1/07.......................................      269,350
    300,000 5.25%, 12/1/08.......................................      326,538
    250,000 Naugatuck, CT GO,
            5.40%, 3/15/08.......................................      267,825
    500,000 New Haven, CT GO, (FSA),
            6.50%, 8/1/00........................................      520,110
  1,100,000 Newtown, CT GO, (MBIA),
            5.125%, 6/15/15......................................    1,123,254
    385,000 Putnam, CT GO, (MBIA),
            5.60%, 11/15/00......................................      398,633

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Connecticut - continued
 $  185,000 Stamford, CT GO,
            6.25%, 1/15/00.......................................   $   189,593
  2,500,000 Stamford, CT Hsg. Auth. MHRB, Fairfield Apts. Proj.,
            4.75%, 12/1/28.......................................     2,492,175
            Wallingford, CT GO, Lot B:
    170,000 5.50%, 6/15/08.......................................       185,263
    170,000 5.60%, 6/15/09.......................................       185,674
    250,000 Woodstock, CT GO, (FGIC),
            6.00%, 2/15/10.......................................       274,175
                                                                    -----------
                                                                     54,325,767
                                                                    -----------
            Guam - 0.4%
    250,000 Guam Pwr. Auth. RB, Ser. A, (AMBAC),
            5.90%, 10/1/08.......................................       276,740
                                                                    -----------
            Puerto Rico - 20.4%
            Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth. RB,
             (MBIA):
  1,000,000 5.20%, 7/1/08........................................     1,075,140
  1,000,000 6.25%, 7/1/12........................................     1,166,600
  1,000,000 Cmnwlth. of Puerto Rico, Elec. Pwr. Auth. RB, Ser.
             DD,
            5.00%, 7/1/28........................................       978,860
            Cmnwlth. of Puerto Rico, GO:
  1,000,000 5.375%, 7/1/25.......................................     1,021,620
  1,250,000 5.40%, 7/1/25........................................     1,283,775
    205,000 5.50%, 7/1/08........................................       225,074
  1,000,000 6.50%, 7/1/14........................................     1,195,520
      5,000 Cmnwlth. of Puerto Rico, HFA SFHRB, (GNMA),
            5.80%, 10/15/00......................................         5,096
  2,000,000 Cmnwlth. of Puerto Rico,
             Hwy. & Trans. Auth. RB,
             Ser. Z, (FSA),
            6.00%, 7/1/18........................................     2,282,820
  1,000,000 Cmnwlth. of Puerto Rico,
             Muni. Fin. Agcy., Ser. B,
            5.00%, 7/1/99........................................     1,004,440

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Puerto Rico - continued
            Cmnwlth. of Puerto Rico,
             Pub. Bldg. Auth. RB:
 $1,800,000 Ser. L,
            5.50%, 7/1/21........................................   $ 1,914,840
  1,000,000 Pub. Ed. & Hlth. Facs., Ser. M, (AMBAC),
            5.70%, 7/1/09........................................     1,115,000
  2,000,000 Cmnwlth. of Puerto Rico,
             Pub. Fin. Corp. RB, Cmnwtlh. Appropriation,
             Ser. A, (AMBAC),
            5.375%, 6/1/19.......................................     2,126,000
                                                                    -----------
                                                                     15,394,785
                                                                    -----------
            South Carolina - 1.3%
  1,000,000 Georgetown Cnty., SC PCRB, Int'l Paper Co. Proj.,
             Ser. A,
            5.125%, 2/1/12.......................................     1,023,100
                                                                    -----------
            U. S. Virgin Islands - 1.3%
  1,000,000 Virgin Islands, Pub. Fin. Auth. RB, Ser. B,
            7.00%, 10/1/99.......................................     1,019,400
                                                                    -----------
            West Virginia - 1.3%
  1,000,000 Kanawha Cnty., WV PCRB, Union Carbide Corp. Proj.,
            5.10%, 1/1/12........................................       993,990
                                                                    -----------
            Total Municipal Obligations (cost $70,874,563).......    73,033,782
                                                                    -----------

   Shares

 MUTUAL FUND SHARES - 6.0%
  1,008,639 Federated Connecticut
             Municipal Cash Trust................................     1,008,639
  3,501,402 Federated Tax Free Obligations Fund..................     3,501,402
                                                                    -----------
            Total Mutual Fund Shares (cost $4,510,041)...........     4,510,041
                                                                    -----------

            Total Investments -  (cost $75,384,604).......   102.5%  77,543,823
            Other Assets and Liabilities - net............    (2.5)  (1,904,749)
                                                             -----  -----------
            Net Assets -..................................   100.0% $75,639,074
                                                             =====  ===========

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FSA  Insured by Financial Security Assurance Corporation
GNMA Insured by Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
MBIA Insured by Municipal Bond Investors Assurance Corporation MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                                March 31, 1999


 Principal
  Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 97.5%
           Massachusetts - 91.8%
 $305,000  Gloucester, MA GO, (MBIA),
           5.25%, 7/15/15.........................................  $  316,282
  250,000  Lowell, MA GO, Sch. Impt., (AMBAC),
           5.50%, 12/15/15........................................     265,808
  500,000  Massachusetts College, Bldg. RB, Auth. Proj., Ser. A,
           7.50%, 5/1/08..........................................     616,550
           Massachusetts Dev. Fin. Agcy. RB:
  300,000  New England Ctr. For Children,
           5.875%, 11/1/18........................................     307,551
  240,000  Regis College,
           5.25%, 10/1/18.........................................     236,830
  250,000  Massachusetts Ed. Loan Auth. RB,
            Issue E, Ser. B, (AMBAC),
           6.00%, 1/1/12..........................................     263,760
  400,000  Massachusetts Edl. Financing Auth. RB,
           4.80%, 7/1/12..........................................     397,264
           Massachusetts Hlth. & Ed. Facs. Auth. RB:
  350,000  Cape Cod Healthcare, Ser. B,
           5.45%, 11/15/23........................................     347,168
  200,000  Jordan Hosp., Ser. D,
           5.25%, 10/1/23.........................................     193,054
  300,000  Partners Healthcare Sys., Ser. A,
           5.375%, 7/1/24.........................................     304,815
  100,000  Massachusetts Hlth. Ed. Facs. RB,
            Milford Whitinsville Reg'l., Ser. C,
           5.25%, 7/15/18.........................................      97,507
           Massachusetts IFA RB:
  700,000  Avon Associates LLC, Ser. A, (MBIA),
           5.375%, 4/1/20.........................................     709,100
  300,000  Belmont Hill Sch.,
           5.625%, 9/1/20.........................................     308,766
  250,000  Ogden Haverhill Proj., Ser. A,
           5.60%, 12/1/19.........................................     252,325
  300,000  Single Family Hsg., Ser. 52, (MBIA),
           6.00%, 6/1/14 (b)......................................     316,161
  250,000  Wentworth Institute of Technology,
           5.55%, 10/1/13.........................................     256,840
  400,000  Massachusetts Muni. Wholesale Elec. Co. Pwr. Sys. RB,
           5.308%, 7/1/18.........................................     410,376
  400,000  Massachusetts Port Auth. RB, Spl. Facs., Boston Fuel
            Proj.,
           5.30%, 7/1/08..........................................     425,492
  250,000  Massachusetts State GO, Ser. A,
           5.25%, 2/1/08..........................................     262,490
  800,000  Massachusetts Turnpike Auth.
            Metro. RB, Capital Appreciation
            Sr. Ser. C, (Eff. Yield 5.05%), (c)
           0.00%, 1/1/22..........................................     249,552

 Principal
  Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
           Massachusetts - continued
           Massachusetts Wtr. Pollution RB, Abatement Trust:
 $ 45,000  New Bedford Loan Program, Ser. A,
           5.70%, 2/1/12..........................................   $   48,032
  125,000  South Essex, Swr. Dist. Loan Program, Ser. A,
           6.375%, 2/1/15.........................................      138,904
  500,000  Methuen, MA GO, (FSA),
           5.625%, 11/15/15.......................................      544,355
  250,000  North Andover, MA GO,
           5.00%, 8/15/18.........................................      250,200
  400,000  North Attleborough, MA GO,
           5.25%, 3/1/14..........................................      416,848
  400,000  Springfield, MA GO, Muni. Purpose Loan,
           5.00%, 9/1/12..........................................      408,776
  300,000  Worcester, MA GO, Muni. Purpose Loan, Ser. A, (AMBAC),
           5.25%, 8/1/12..........................................      312,612
                                                                     ----------
                                                                      8,657,418
                                                                     ----------
           Puerto Rico - 5.7%
           Cmnwlth. of Puerto Rico GO:
  500,000  Capital Appreciation (Eff. Yield 4.85%), (c) (MBIA),
           0.00%, 7/1/14..........................................      247,830
  100,000  Pub. Impt.,
           5.50%, 7/1/11..........................................      108,635
  170,000  Cmnwlth. of Puerto Rico RB, Hwy. & Trans. Auth.,
           5.50%, 7/1/15..........................................      182,901
                                                                     ----------
                                                                        539,366
                                                                     ----------
           Total Municipal Obligations
            (cost $8,863,459).....................................    9,196,784
                                                                     ----------
 SHORT-TERM MUNICIPAL SECURITIES - 1.6%
           Massachusetts - 1.6%
  100,000  Massachusetts Hlth. & Ed. Facs. Auth. RB, Capital
            Assets Program, Ser. D,
           3.20%, 1/1/35 (a)......................................      100,000
   50,000  Massachusetts Wtr. Resources Auth. RB, Multi-Modal Sub.
            General Ser. B,
           2.80%, 8/1/28 (a)......................................       50,000
                                                                     ----------
           Total Short-Term Municipal Securities
            (cost $150,000).......................................      150,000
                                                                     ----------

          Total Investments -
           (cost $9,013,459)................................    99.1%  9,346,784
          Other Assets and
           Liabilities - net................................     0.9      83,290
                                                               -----  ----------
          Net Assets -......................................   100.0% $9,430,074
                                                               =====  ==========

(a) Security is a variable or floating rate instrument with periodic de-mand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) At March 31, 1999, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
(c) Effective yield (calculated at date of purchase ) is the annual yield at which the bond accretes until its maturity date.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999


Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FSA  Insured by Financial Security Assurance Corporation
GO   General Obligation
IFA  Industrial Finance Agency
MBIA Insured by Municipal Bond Investors Assurance Corporation
RB   Revenue Bond

FUTURES CONTRACTS - SHORT POSITIONS

            Number of                      Initial Contract    Value at     Unrealized
Expiration  Contracts                           Amount      March 31, 1999 Appreciation
---------------------------------------------------------------------------------------
June
 1999            1    Municipal Bond Index     $123,940        $124,286        $346

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Missouri Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                                March 31, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 98.6%
            Missouri - 95.1%
 $  750,000 Bridge, MO IDA, Sr. Hsg. RB, The Sarah Community
             Proj.,
            5.80%, 5/1/18........................................  $   741,442
    500,000 Independence, MO Wtr. Util. RB, (AMBAC),
            4.80%, 11/1/13.......................................      502,870
    500,000 Joplin, MO IDA RB, Catholic Hlth. Initiatives, Ser.
             A,
            5.125%, 12/1/15......................................      502,210
    600,000 Kansas City, MO Muni. Assistance Corp., Leasehold H
             Roe Bartle, Ser. A,
            5.125%, 4/15/15......................................      609,306
            Missouri Env. Impt. & Energy Resource Auth. PCRB,
             Revolving Fund:
  1,000,000 Ser. A,
            5.75%, 1/1/16........................................    1,060,720
            Ser. B:
    500,000 5.25%, 1/1/16........................................      514,090
    600,000 7.20%, 7/1/16........................................      694,032
    750,000 Ser. E,
            5.125%, 1/1/19.......................................      738,502
  1,000,000 Missouri Higher Ed. Loan Auth. Student Loan RB,
             Subser. F,
            6.75%, 2/15/09.......................................    1,063,090
            Missouri Hlth. & Edl. Facs. Auth. RB:
            Bethesda Hlth. Group Inc. Proj.,
  1,000,000 Ser. A,
            7.50%, 8/15/12.......................................    1,107,570
            BJC Hlth. Sys.:
    500,000 5.00%, 5/15/28.......................................      482,155
    500,000 Ser. A,
            6.50%, 5/15/20 (b)...................................      565,380
    500,000 Children's Mercy Hosp.,
            5.25%, 5/15/18.......................................      498,775
    250,000 Jefferson Mem. Hosp. Obl. Group,
            6.80%, 5/15/25.......................................      271,463
    300,000 Lake of Ozarks Gen. Hosp.,
            6.50%, 2/15/21.......................................      339,704
    750,000 Maryville Univ. of St. Louis Proj.,
            5.75%, 6/15/17.......................................      770,302
    500,000 SSM Healthcare Sys., Ser. A,
            5.00%, 6/1/18........................................      496,315
    700,000 St. Louis Univ.,
            5.50%, 10/1/14.......................................      753,900
            Missouri Hsg. Dev. Commission, Mtge. SFHRB:
    215,000 Ser. A, (GNMA),
            7.125%, 12/1/14......................................      237,685
    430,000 Ser. B, (GNMA/FNMA),
            6.25%, 9/1/15........................................      454,372
    975,000 Ser. B-2, (GNMA/FNMA),
            5.50%, 3/1/25........................................      988,319
    500,000 Ser. D-2, (GNMA/FNMA),
            6.50%, 9/1/29........................................      543,270

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Missouri - continued
 $  500,000 Missouri State COP,
             Rehabilitation Ctr. Proj., Ser. A,
            6.00%, 11/1/15.......................................   $   537,815
            Sikeston, MO Elec. RB, (MBIA):
  1,000,000 5.00%, 6/1/22........................................       993,150
    500,000 6.00%, 6/1/15........................................       568,075
  1,600,000 St. Louis, MO Arpt. RB, Lambert/St. Louis Int'l.
             Arpt., Ser. B,
            5.25%, 7/1/27........................................     1,609,936
    495,000 St. Louis, MO IDA Hlth. Facs. RB, Mother of Perpetual
             Help, (GNMA),
            6.40%, 8/1/35........................................       544,317
    700,000 St. Louis, MO Land Clearance Redev. Auth. Leasehold
             RB, Kiel Site Lease, Ser. B, (MBIA),
            5.125%, 7/1/13.......................................       719,320
    950,000 St. Louis, MO Muni. Fin. Corp. RB, City Justice Ctr.,
             Ser. A, (AMBAC),
            5.75%, 2/15/11.......................................     1,025,145
    500,000 St. Louis, MO Wtr. RB, (AMBAC),
            4.75%, 7/1/14........................................       497,820
    600,000 Valley Park, MO IDA Sr. Hsg. RB, Cape Albeon Proj.,
            6.15%, 12/1/33.......................................       586,326
    300,000 Wentzville, MO GO, Sch. Dist. 4,
             Ser. A, (FSA),
            5.60%, 3/1/11........................................       319,746
    600,000 West Plains, MO IDA Hosp. RB, Ozarks Med. Ctr.,
            5.65%, 11/15/22......................................       588,468
                                                                    -----------
                                                                     21,925,590
                                                                    -----------
            Puerto Rico - 3.5%
  1,600,000 Cmnwlth. of Puerto Rico, Capital Appreciation GO,
             (Eff. Yield 5.01%), (c) (MBIA/IBC),
            0.00%, 7/1/14........................................       793,056
                                                                    -----------
            Total Municipal Obligations
             (cost $21,959,824)..................................    22,718,646
                                                                    -----------
 SHORT-TERM MUNICIPAL SECURITIES - 0.0% (cost $10,000)
     10,000 Kansas City, MO IDA Hosp. RB, Insured Research Hlth
             Svcs. Sys., (MBIA),
            3.20%, 4/15/15 (a)...................................        10,000
                                                                    -----------

            Total Investments -
             (cost $21,969,824)............................    98.6%  22,728,646
            Other Assets and
             Liabilities - net.............................     1.4      319,019
                                                              -----  -----------
            Net Assets -...................................   100.0% $23,047,665
                                                              =====  ===========

(a) Security is a variable rate or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) At March 31, 1999, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
(c) Effective yield (calculated at date of purchase ) is the annual yield at which the bond accretes until its maturity date.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Missouri Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999


Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation COP Certificate of Participation
FNMA Insured by Federal National Mortgage Association
FSA  Insured by Financial Security Assurance Corporation
GNMA Insured by Government National Mortgage Association
GO   General Obligation
IBC  Insured Bond Certification
IDA  Industrial Development Authority
MBIA Insured by Municipal Bond Investors Assurance Corporation PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond

FUTURES CONTRACTS - SHORT POSITIONS

            Number of                      Initial Contract   Value at     Unrealized
Expiration  Contracts                           Amount      March 31,1999 Appreciation
--------------------------------------------------------------------------------------
June
 1999            5    Municipal Bond Index     $619,701       $621,434       $1,733

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                                March 31, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 98.6%
            Delaware - 2.3%
            Delaware River & Bay Auth. RB:
 $2,000,000 4.80%, 1/1/07.......................................   $  2,063,840
  1,000,000 5.00%, 1/1/17.......................................        992,950
  1,000,000 5.40%, 1/1/16.......................................      1,040,060
                                                                   ------------
                                                                      4,096,850
                                                                   ------------
            Illinois - 1.4%
  2,500,000 Chicago, IL O'Hare Int'l. Arpt. Spl. Facs. RB,
             United Air Lines Inc., Proj., Ser. A,
            5.35%, 9/1/16.......................................      2,481,700
                                                                   ------------
            New Jersey - 71.9%
  2,000,000 Atlantic City, NJ Board of Ed. GO,
            5.875%, 12/1/11.....................................      2,246,700
    150,000 Bayonne, NJ GO,
            5.90%, 5/1/08.......................................        164,557
  1,000,000 Bergen Cnty., NJ GO,
            5.25%, 10/1/10......................................      1,059,740
            Bergen Cnty., NJ Util. Auth., Wtr. PCRB, (FGIC):
  1,000,000 Ser. A,
            5.50%, 12/15/06.....................................      1,090,940
    500,000 Ser. B,
            5.625%, 12/15/04....................................        543,975
    400,000 Bridgewater Township, NJ GO,
            6.40%, 7/15/01......................................        424,804
    500,000 Brigantine, NJ GO, (MBIA),
            6.35%, 8/1/04.......................................        542,470
            Burlington Cnty., NJ Bridge Commission Sys. RB:
  1,000,000 5.20%, 10/1/06......................................      1,052,270
    500,000 5.30%, 10/1/13......................................        521,770
     80,000 Burlington Cnty., NJ GO,
            5.20%, 10/1/05......................................         83,750
            Camden Cnty., NJ Impt. Auth., Lease RB:
    500,000 (MBIA),
            5.625%, 10/1/15.....................................        530,305
  1,270,000 Ser. A,
            5.00%, 12/1/08......................................      1,334,503
  1,500,000 Camden Cnty., NJ Muni. Util. Auth. RB,
            5.50%, 7/15/08......................................      1,635,345
    500,000 Camden Cnty., NJ Prop. & Equip. Prog. RB,
            5.60%, 12/1/04......................................        535,215
    500,000 Cape May Cnty., NJ Impt. Auth. RB,
            5.85%, 4/15/02......................................        530,620
    500,000 Cape May Cnty., NJ Muni. Util. Auth., Swr. RB, Ser.
             A, (MBIA),
            5.75%, 1/1/16.......................................        525,885
            Cherry Hill Township, NJ GO:
     50,000 5.90%, 6/1/05.......................................         53,927
    500,000 6.00%, 6/1/06.......................................        539,970
            Essex Cnty., NJ Impt. Auth. RB:
    500,000 Ser. A,
            5.80%, 11/1/07......................................        554,475
  2,705,000 Util. Sys. East Orange Franchise,
            6.00%, 7/1/18.......................................      2,962,381

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
 $  325,000 Essex Cnty., NJ RB, (AMBAC),
            6.65%, 12/1/00......................................   $    342,166
            Essex Cnty., NJ Util. Auth. Solid Wst. RB, Ser. A,
             (FSA):
  4,000,000 5.00%, 4/1/22.......................................      3,962,240
    250,000 5.50%, 4/1/11.......................................        267,380
    250,000 5.60%, 4/1/16.......................................        265,040
     50,000 Flemington Raritan, NJ Sch. Dist. GO,
            5.70%, 5/1/06.......................................         55,032
    500,000 Franklin Township, Somerset Cnty., NJ Sch. Dist. GO,
            6.20%, 4/1/05.......................................        559,860
    500,000 Gloucester Cnty., NJ GO, (MBIA),
            6.25%, 2/1/08.......................................        543,360
  1,600,000 Gloucester Cnty., NJ Solid Wst. RB,
             Ser. A,
            6.20%, 9/1/07.......................................      1,701,328
            Gloucester Cnty., NJ Util. Auth., Swr. RB, (MBIA):
  1,300,000 5.45%, 1/1/24.......................................      1,347,242
    500,000 6.50%, 1/1/21.......................................        529,305
            Gloucester Township, NJ GO, (AMBAC):
    500,000 5.45%, 7/15/07......................................        543,335
    500,000 6.375%, 9/15/04.....................................        539,635
  1,000,000 Gloucester Township, NJ Muni. Util. Auth. RB,
             (AMBAC),
            5.55%, 3/1/09.......................................      1,094,940
  1,000,000 Hamilton Township, Atlantic Cnty., NJ Sch. Dist. GO,
             (FGIC),
            5.875%, 12/15/06....................................      1,086,970
    500,000 Hunterdon Cnty., NJ GO,
            5.50%, 12/1/02......................................        532,685
  1,500,000 Jersey City, NJ Sch. Dist. GO, (MBIA),
            5.50%, 3/15/16......................................      1,576,230
    225,000 Kearny, NJ GO,
            6.30%, 2/1/02.......................................        240,622
    400,000 Lakewood Township, NJ Sch. Dist. GO, (AMBAC),
            6.25%, 2/15/12......................................        466,100
     40,000 Marlboro Township, NJ Board of Ed. GO,
            5.50%, 7/15/09......................................         42,527
    500,000 Mercer Cnty., NJ Sch. Dist. GO, Ser. A,
            5.40%, 12/15/03.....................................        534,810
            Middlesex Cnty., NJ Util. Auth., Swr. RB, Ser. A:
     70,000 5.125%, 12/1/16.....................................         71,531
  1,150,000 5.375%, 9/15/15.....................................      1,198,737
            Monmouth Cnty., NJ Impt. Auth. RB:
    800,000 6.40%, 8/1/08.......................................        865,312
    200,000 6.40%, 8/1/09.......................................        216,328
     40,000 6.625%, 12/1/05.....................................         41,707
  1,000,000 Morris Cnty., NJ GO,
            6.00%, 7/15/04......................................      1,101,930
  1,000,000 New Brunswick, NJ Hsg. Auth. Lease RB, Rutgers State
             Univ., (FGIC),
            5.00%, 7/1/12.......................................      1,026,720

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            New Jersey Edl. Facs. Auth. RB:
 $  150,000 4.60%, 7/1/08.........................................  $    150,440
    200,000 5.00%, 7/1/09.........................................       205,478
  2,000,000 Ser. A,
            5.125%, 9/1/10........................................     2,093,840
  1,500,000 Ser. C,
            6.375%, 7/1/22........................................     1,649,310
    500,000 Ser. D, (AMBAC),
            6.20%, 7/1/17.........................................       541,970
    100,000 Princeton Univ., Ser. A,
            5.50%, 7/1/04.........................................       107,769
     60,000 Univ. of Medicine & Dentistry, (AMBAC),
            5.25%, 12/1/13........................................        62,446
            New Jersey EDA RB:
  1,400,000 5.375%, 12/1/18.......................................     1,346,492
    785,000 6.00%, 10/1/22........................................       810,936
  2,000,000 6.80%, 3/15/22........................................     2,209,220
    300,000 Ser. A,
            6.60%, 8/1/21.........................................       319,950
            First Mtge., Fellowship Village, Ser. A:
    530,000 5.20%, 1/1/09.........................................       529,878
    585,000 5.30%, 1/1/10.........................................       584,474
  2,000,000 5.50%, 1/1/18.........................................     1,980,440
  4,500,000 First Mtge., Franciscan Oaks Proj.,
            5.75%, 10/1/23........................................     4,536,495
  3,550,000 First Mtge., Keswick Pines,
            5.70%, 1/1/18.........................................     3,549,645
     50,000 Peddie Sch. Proj., Ser. A,
            5.40%, 2/1/06.........................................        52,664
    500,000 Performing Arts Ctr. Proj., (AMBAC),
            5.50%, 6/15/13........................................       532,385
  1,000,000 Pub. Sch. Small Proj. Loan Prog.,
            5.40%, 8/15/13........................................     1,051,020
     55,000 Rutgers State Univ., Civic Square,
            6.125%, 7/1/24........................................        60,548
  2,605,000 Trenton Office Complex,
            5.25%, 6/15/12........................................     2,763,045
    955,000 New Jersey Higher Ed. Student Loan RB, Ser. A,
            5.80%, 6/1/16.........................................     1,034,246
            New Jersey Hlth. Care Facs. Fin. Auth. RB:
            AHS Hosp. Corp., Ser. A:
  2,375,000 5.00%, 7/1/27.........................................     2,346,476
  1,345,000 6.00%, 7/1/11.........................................     1,513,018
    750,000 Hackensack Med. Ctr., (FGIC),
            6.625%, 7/1/17........................................       812,745
    500,000 Shore Memorial Hosp. Hlth. Care Sys., (MBIA),
            5.00%, 7/1/12.........................................       508,170
  1,000,000 St. Joseph's Hosp. & Med. Ctr., Ser. D,
            5.70%, 7/1/11.........................................     1,075,790
            New Jersey Hlth. Care Facs. RB:
     50,000 Bridgeton Hosp.,
            6.00%, 7/1/13.........................................        56,314

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            New Jersey Hlth. Care Facs.
             RB: - continued
 $   50,000 Burlington Cnty. Mem. Hosp.,
            6.00%, 7/1/12.......................................   $     56,393
    500,000 St. Barnabas Med. Center,
            4.00%, 7/1/00.......................................        504,355
            New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A,
             (FSA):
  1,000,000 5.05%, 11/1/18......................................      1,000,850
  5,700,000 5.15%, 11/1/30......................................      5,664,489
  1,500,000 New Jersey Hwy. Auth. RB,
            6.25%, 1/1/14.......................................      1,613,445
            New Jersey Sports & Exposition Auth. RB, Ser. A:
  1,000,000 5.375%, 9/1/15......................................      1,031,510
  1,000,000 6.00%, 3/1/21.......................................      1,052,308
            New Jersey State GO:
  5,000,000 4.50%, 3/1/18.......................................      4,731,400
    500,000 6.25%, 8/1/06.......................................        544,360
  3,000,000 Ser. D,
            5.75%, 2/15/06......................................      3,295,560
            New Jersey Trans. Sys. Trust Fund Auth. RB:
            Ser. A, (MBIA):
    100,000 5.00%, 6/15/15......................................        100,998
  1,000,000 6.00%, 6/15/02......................................      1,068,230
            Ser. B:
  3,175,000 5.00%, 6/15/04......................................      3,334,861
  5,000,000 5.25%, 6/15/14......................................      5,191,751
  2,750,000 5.25%, 6/15/15......................................      2,839,760
  1,000,000 6.50%, 6/15/10......................................      1,179,260
    300,000 New Jersey Transit Corp., COP, (FSA),
            6.50%, 10/1/16......................................        342,255
            New Jersey Univ. of Medicine & Dentistry RB, Ser. E:
    400,000 5.75%, 12/1/21......................................        421,868
    500,000 6.50%, 12/1/18......................................        545,885
            New Jersey Wst. & Wtr. Treatment, Trust Loan, Ser.
             A:
  2,000,000 6.00%, 7/1/11.......................................      2,140,344
     75,000 North Bergen Township, NJ GO,
            5.00%, 8/15/09......................................         78,775
  1,000,000 North Bergen Township, NJ Muni. Util. Auth., Swr.
             RB, (FGIC),
            5.375%, 12/15/12....................................      1,062,100
            North Brunswick Township, NJ Board of Ed. GO:
    100,000 5.00%, 2/1/12.......................................        102,578
    150,000 6.30%, 2/1/12.......................................        167,533
     24,000 North Brunswick Township, NJ GO,
            6.125%, 5/15/04.....................................         25,987
  1,000,000 North Hudson, NJ Swr. Auth. RB, (FGIC),
            5.50%, 8/1/06.......................................      1,087,180

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

 Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            North Jersey Dist. Wtr. Supply RB:
 $  350,000 Ser. B, (MBIA),
            6.25%, 11/15/17.....................................  $    377,132
     90,000 Wanaque North Proj.,
            5.05%, 11/15/11.....................................        93,276
  1,000,000 Northwest Bergen Cnty., NJ Util. Auth. Sys. RB,
             (MBIA),
            6.00%, 7/15/09......................................     1,096,580
    500,000 Ocean City., NJ GO, (MBIA),
            5.90%, 3/15/03......................................       538,370
     75,000 Ocean Cnty., NJ GO,
            5.65%, 7/1/03.......................................        80,576
            Ocean Cnty., NJ Util. Auth. Wst. & Wtr. RB:
     75,000 5.125%, 1/1/11......................................        78,360
    500,000 Ser. A,
            5.75%, 1/1/18.......................................       526,005
    300,000 Ocean Township, NJ Muni. Util. Auth. RB, (MBIA),
            5.20%, 8/1/05.......................................       316,827
            Old Bridge Township, NJ Muni. Util. Auth. RB,
             (FGIC):
    285,000 5.75%, 11/1/00......................................       295,676
    500,000 6.25%, 11/1/16......................................       545,865
    500,000 Orange Township, NJ GO, (FSA),
            6.60%, 2/1/07.......................................       548,030
            Passaic Cnty., NJ GO:
    500,000 (MBIA),
            5.40%, 12/1/02......................................       529,220
  1,295,000 Ser. A,
            6.00%, 9/1/07.......................................     1,456,823
    500,000 Passaic Valley, NJ Sewage Commissioners RB, Ser. D,
             (AMBAC),
            5.75%, 12/1/13......................................       536,405
    500,000 Patterson, NJ GO, (FSA),
            6.20%, 2/15/02......................................       533,035
            Pleasantville, NJ Sch. Dist. GO:
  1,050,000 4.75%, 2/15/07......................................     1,086,897
    550,000 5.00%, 2/15/10......................................       571,131
    500,000 Princeton, NJ Reg'l. Sch. Dist. GO,
            6.05%, 4/15/07......................................       567,655
    500,000 Randolph Township, NJ Sch. Dist. GO, (FSA),
            6.30%, 3/15/06......................................       565,265
    500,000 Rutgers State Univ. College & Univ. RB, Ser. 1,
            5.25%, 5/1/12.......................................       516,785
     60,000 Secaucus, NJ Muni. Util. Auth., Swr. RB, Ser. A,
             6.10%, 12/1/10.....................................        66,608
    785,000 Somerset Cnty., NJ GO, 5.90%, 8/1/99................       792,371
    100,000 South Brunswick Township, NJ Fire Dist. GO,
             5.95%, 8/1/14......................................       110,147
     50,000 South Monmouth NJ, Reg'l. Sewage Auth. RB,
             5.55%, 1/15/06.....................................        53,944

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
 $1,100,000 Sparta Township, NJ GO, (MBIA), 5.80%, 9/1/23.......   $  1,219,251
            Stafford, NJ Muni. Util. Auth. RB:
    130,000 6.20%, 6/1/07.......................................        142,017
    370,000 6.20%, 6/1/07.......................................        402,342
    375,000 6.25%, 6/1/14.......................................        405,870
    500,000 Stony Brook, NJ Reg'l. Sewage Auth. RB, Ser. B,
             5.45%, 12/1/12.....................................        541,145
  1,000,000 Sussex Cnty., NJ Muni. Util. Auth. Solid Wst. RB.,
             Ser. B, (MBIA), 5.50%, 12/1/13.....................      1,047,500
  1,095,000 Toms River, NJ Board of Ed., Sch. Bond Reserve Act
             GO, (FGIC), 5.75%, 7/15/19.........................      1,166,131
    500,000 Trenton, NJ GO, (MBIA), 6.55%, 8/15/09..............        553,935
    200,000 West Morris, NJ Reg'l. High Sch. Dist. GO,
             5.875%, 1/15/01....................................        208,392
     50,000 West Windsor Township, NJ Pkg. Auth. RB,
             6.10%, 12/1/12.....................................         54,947
    500,000 Winslow Township, NJ GO, (FGIC), 6.50%, 10/1/18.....        554,710
                                                                   ------------
                                                                    127,535,136
                                                                   ------------
            New York - 5.9%
            Port Auth. NY & NJ, Port, Arpt. & Marine RB:
  1,000,000 Ser. 104, (AMBAC), 5.20%, 7/15/15...................      1,024,590
  3,000,000 Ser. 111,
            5.00%, 10/1/27......................................      2,950,740
            Port Auth. NY & NJ, RB:
  5,000,000 5.50%, 7/15/13......................................      5,282,750
     50,000 5.70%, 8/1/07.......................................         53,257
  1,000,000 Port Auth. NY & NJ Spl. Obl.,
             JFK Int'l. Arpt. Terminal,
             5.75%, 12/1/25.....................................      1,059,360
                                                                   ------------
                                                                     10,370,697
                                                                   ------------
            Pennsylvania - 3.6%
    100,000 Allegheny Cnty., PA, Hosp. Dev. RB, Presbyeterian
             Univ. Hosp., 3.15%, 3/1/18 VRDN (a)................        100,000
    475,000 Delaware River, PA Joint Toll Brdg. Commission RB,
             6.25%, 7/1/12......................................        506,635
            Delaware River, Port Auth., PA & NJ RB, (FGIC):
  2,500,000 5.40%, 1/1/15.......................................      2,608,850
  1,000,000 5.40%, 1/1/16.......................................      1,039,920
  2,000,000 5.50%, 1/1/26.......................................      2,093,100
                                                                   ------------
                                                                      6,348,505
                                                                   ------------
            South Carolina - 5.2%
  9,000,000 Georgetown Cnty., SC PCRB, Int'l. Paper Co.,
             5.125%, 2/1/12.....................................      9,207,900
                                                                   ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Puerto Rico - 6.6%
 $1,000,000 Cmnwlth. of Puerto Rico, Capital Guaranty
             Certificates, 6.50%, 7/1/23........................   $  1,137,090
            Cmnwlth. of Puerto Rico, Elec. Pwr. Auth. RB:
  2,500,000 Ser. DD,
            5.00%, 7/1/28.......................................      2,447,150
    500,000 Ser. P,
            7.00%, 7/1/21.......................................        547,105
            Cmnwlth. of Puerto Rico, GO:
    500,000 5.50%, 7/1/13.......................................        521,130
  1,115,000 6.50%, 7/1/08.......................................      1,306,066
  1,000,000 6.50%, 7/1/14.......................................      1,195,520
  1,425,000 Cmnwlth. of Puerto Rico, Hwy. & Trans. Auth., Hwy.
             RB, Ser. Y, (MBIA),
             6.25%, 7/1/14......................................      1,665,112
  2,500,000 Cmnwlth. of Puerto Rico, Indl. Tourist Edl. Facs.
             RB, Int'l. American Univ., Ser. A,
             5.00%, 10/1/11.....................................      2,604,425
    250,000 Cmnwlth. of Puerto Rico, Pub. Bldg. Auth., Gtd. RB,
             (AMBAC), 6.25%, 7/1/09.............................        290,048
                                                                   ------------
                                                                     11,713,646
                                                                   ------------
            U. S. Virgin Islands - 1.7%
  3,000,000 Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien, Ser.
             A,
             5.50%, 10/1/13.....................................      3,082,410
                                                                   ------------
            Total Municipal Obligations (cost $168,702,721).....    174,836,844
                                                                   ------------

   Shares                                                              Value

 MUTUAL FUND SHARES - 3.4%
     57,694 Dreyfus Municipal Money Market Fund..................   $     57,694
    316,265 Federated Municipal Cash Trust.......................        316,265
  5,573,788 Federated Tax Free Obligations Fund..................      5,573,788
                                                                    ------------
            Total Mutual Fund Shares (cost $5,947,747)...........      5,947,747
                                                                    ------------

            Total Investments - (cost $174,650,468)......   102.0%  180,784,591
            Other Assets and Liabilities - net...........    (2.0)   (3,509,791)
                                                            -----  ------------
            Net Assets - ................................   100.0% $177,274,800
                                                            =====  ============

(a) Variable Rate Demand Notes are payable on demand on no more than seven cal-endar days notice given by the Fund to the issuer or other parties not af-filiated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security, interest rates presented for these securities are those in effect at March 31, 1999.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP  Certificate of Participation
EDA  Economic Development Authority
FGIC Insured by Federal Guaranty Insurance Company
FSA  Insured by Financial Security Assurance Corporation
GO   General Obligation
MBIA Insured by Municipal Bond Investors Assurance Corporation
MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
VRDN Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         New York Municipal Bond Fund
--------------------------------------------------------------------------------
                           Schedule of Investments
                                March 31, 1999

 Principal
   Amount                                                                Value
 MUNICIPAL OBLIGATIONS - 96.5%
            New York - 91.2%
 $  400,000 Albany Cnty., NY Pub. Impt., GO
             Ser. B, (FGIC),
             5.60%, 3/15/14........................................   $   425,120
    500,000 Buffalo, NY Muni. Wtr. Fin. Auth.
             RB, Ser. B, (FGIC),
             5.00%, 7/1/18.........................................       497,515
    550,000 Hempstead Town, NY GO
             Ser. B, (FGIC),
             5.63%, 2/1/15.........................................       585,937
    100,000 Islip, NY Resources Recovery Agcy. RB, Ser. B, (AMBAC),
             7.25%, 7/1/11.........................................       123,514
            Long Island Pwr. Auth., NY Elec.
             RB, Ser. A, (FSA):
    500,000 5.00%, 12/1/18.........................................       497,490
    500,000 5.13%, 12/1/16.........................................       507,825
    400,000 Metro. Trans. Auth., NY Svcs. Contractor RB, Trans.
             Facs., Ser. 7,
             5.63%, 7/1/16.........................................       416,476
    695,000 Nassau Cnty., NY Combined Swr. Dist., GO, Ser. B,
             (FGIC),
             6.00%, 5/1/14.........................................       786,914
    600,000 New Rochelle, NY GO, Ser. B, (MBIA),
             6.15%, 8/15/17........................................       655,788
            New York Dormitory Auth. RB:
    900,000 5.10%, 2/15/12.........................................       942,777
    500,000 5.13%, 7/1/15..........................................       510,685
    300,000 5.25%, 7/1/13..........................................       315,486
    500,000 Buenda Vida Nursing Home,
            5.25%, 7/1/28..........................................       491,155
    250,000 State Univ. Edl. Facs. Ser. A, (AMBAC),
            5.88%, 5/15/11.........................................       280,565
    250,000 New York Env. Facs. Corp., Spl. Obl. RB, Riverbank
             State Park, (AMBAC),
             5.50%, 4/1/16.........................................       263,955
    860,000 New York Hsg. Fin. Agcy. RB, Multifamily Mtge., Ser. B,
             (AMBAC),
             6.25%, 8/15/14........................................       928,611
     10,000 New York Med. Care Facs. Fin.
             Auth. RB,
             6.38%, 8/15/14........................................        11,163
            New York Mtge. Agcy. RB, Homeowner Mtge.:
  1,000,000 Ser. 71,
            5.35%, 10/1/18.........................................     1,006,630
    525,000 Ser. 73 A,
            5.30%, 10/1/28.........................................       526,307
    250,000 New York Twy. Auth. Hwy. &
             Bridge RB,
             5.00%, 4/1/18.........................................       248,785
            New York Twy. Auth. Svcs. Contract RB:
    500,000 5.38%, 4/1/16..........................................       520,420
    700,000 5.75%, 4/1/16..........................................       735,553
            New York Urban Dev. Corp. RB:
    500,000 6.00%, 4/1/10..........................................       548,015
    500,000 (Eff. Yield 5.63%), (a) (AMBAC),
            0.00%, 1/1/10..........................................       306,845
  1,000,000 Ser. A, (FSA),
            6.50%, 1/1/10..........................................     1,171,520

 Principal
   Amount                                                              Value
 MUNICIPAL OBLIGATIONS - continued
            New York - continued
 $  500,000 New York, NY Hlth. & Hosp. Corp.,
             5.25%, 2/15/17......................................   $   497,675
            New York, NY IDA:
    500,000 5.40%, 7/1/19........................................       503,105
    250,000 5.25%, 12/1/32.......................................       246,482
    100,000 6.00%, 11/1/15.......................................       109,445
    500,000 New York, NY Muni. Wtr. Fin.
             Auth. RB:
             8.12%, 4/7/99.......................................       568,750
    400,000 Ser. A, (FGIC),
            7.00%, 6/15/15 (b)...................................       428,404
            Niagara Falls, NY Pub. Impt., GO (MBIA):
    500,000 7.50%, 3/1/14........................................       650,675
    750,000 7.50%, 3/1/16........................................       983,625
            Niagara, NY Frontier Auth., Arpt. RB, Greater Buffalo
             Int'l. Arpt:
    500,000 5.00%, 4/1/28........................................       482,210
    100,000 Ser. A, (AMBAC),
            6.13%, 4/1/14........................................       109,069
    250,000 St. Lawrence Cnty., NY Indl. Dev. Civic Facs. RB, St.
             Lawrence Univ. Proj., Ser. A, (MBIA),
             5.63%, 7/1/13.......................................       266,677
  1,000,000 Suffolk Cnty., NY IDA, Southwest Swr. Sys. RB,
             (FGIC),
             6.00%, 2/1/08.......................................     1,123,620
  1,370,000 Triborough Brdg. & Tunnel Auth., NY Spl. Obl., Ser.
             A, (FGIC),
             5.25%, 1/1/14.......................................     1,432,513
                                                                    -----------
                                                                     20,707,301
                                                                    -----------
            Puerto Rico - 5.3%
  1,100,000 Cmnwlth. of Puerto Rico, Capital Appreciation, GO,
             (Eff. Yield 4.85%) (a), (MBIA),
             0.00%, 7/1/14.......................................       545,226
    400,000 Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB,
             5.25%, 7/1/15.......................................       416,300
    250,000 Cmnwlth. of Puerto Rico, Pub. Bldg. Auth. RB, Govt.
             Facs., Ser. B, (MBIA),
             5.00%, 7/1/12.......................................       258,488
                                                                    -----------
                                                                      1,220,014
                                                                    -----------
            Total Municipal Obligations
             (cost $20,846,573)..................................    21,927,315
                                                                    -----------
 SHORT-TERM MUNICIPAL SECURITIES - 2.6%
            New York - 2.6%
    360,000 Long Island Pwr. Auth., NY Elec. RB,
             3.15%, 5/1/33 (c)...................................       360,000
    225,000 New York, NY Muni. Wtr. Fin. Auth. RB, Ser. G,
             3.10%, 6/15/24 (c)..................................       225,000
                                                                    -----------
            Total Short-Term Municipal Securities
             (cost $585,000).....................................       585,000
                                                                    -----------

     Total Investments -
      (cost $21,431,573)..  99.1%  22,512,315
     Other Assets and
      Liabilities - net...   0.9      196,605
                           -----  -----------
     Net Assets........... 100.0% $22,708,920
                           =====  ===========

--------------------------------------------------------------------------------
                                   EVERGREEN
                         New York Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) At March 31, 1999, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.
(c) Security is a variable or floating rate instrument with periodic de-mand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC Insured by Federal Guaranty Insurance Company
FSA  Insured by Financial Security Assurance Corporation
GO   General Obligation
IDA  Industrial Development Authority
MBIA  Insured by Municipal Bond Investors Assurance Corporation
RB   Revenue Bond

FUTURES CONTRACTS - SHORT POSITIONS

            Number of                      Initial Contract    Value at     Unrealized
Expiration  Contracts                           Amount      March 31, 1999 Appreciation
---------------------------------------------------------------------------------------
June
 1999            4    Municipal Bond Index     $495,760        $497,145       $1,385

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                           Schedule of Investments
                                March 31, 1999

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - 99.0%
             Delaware - 0.4%
 $ 1,000,000 Delaware River & Bay Auth. RB, (FGIC),
              5.40%, 1/1/16.....................................  $  1,040,350
             Pennsylvania - 89.8%
     280,000 Abington, PA Sch. Dist., GO, (FGIC),
              4.85%, 5/15/18....................................       274,168
   2,000,000 Albert Gallatin, PA Area Sch. Dist., GO, (MBIA),
              5.30%, 9/1/17.....................................     2,038,160
      60,000 Allegheny Cnty., PA GO, Ser. C-43, (MBIA),
              5.875%, 9/15/10...................................        63,926
             Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB,
              Duquesne Univ. Proj., (AMBAC):
   3,350,000 5.50%, 3/1/16......................................     3,594,885
   1,750,000 5.50%, 3/1/20......................................     1,876,945
             Allegheny Cnty., PA Hosp. Dev. Auth. RB:
   1,000,000 Children's Hosp. of Pittsburgh, (MBIA),
             5.375%, 7/1/17.....................................     1,027,630
     200,000 Mercy Hosp. of Pittsburgh,
             6.45%, 4/1/01......................................       211,224
      90,000 Montefiore Hosp. Assn. of Western PA,
             5.80%, 10/1/03.....................................        94,592
   2,000,000 Pittsburgh Mercy Hlth. Sys., (AMBAC),
             5.625%, 8/15/18....................................     2,172,880
   1,000,000 South Hills Hlth. Sys., Ser. A,
             5.125%, 5/1/23.....................................       965,830
   1,000,000 Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
             Presbyterian Univ. Hosp., (MBIA),
             5.30%, 12/1/12.....................................     1,051,110
   1,000,000 Ser. A, (MBIA),
             6.00%, 4/1/05......................................     1,098,690
      25,000 Ser. B, (MBIA),
             6.00%, 11/1/12.....................................        26,899
   2,295,000 Ser. B, (AMBAC),
             5.50%, 12/15/14....................................     2,404,012
             Allegheny Cnty., PA IDA-RB, Env. Impt., USX Corp.:
  10,000,000 5.50%, 12/1/29.....................................     9,930,900
   2,000,000 Ser. A,
             6.70%, 12/1/20.....................................     2,178,260
       5,000 Allegheny Cnty., PA Redev. Auth. RB, Home Impt.
              Loan, Ser. A, (FHA),
              5.70%, 2/1/07.....................................         5,178
     955,000 Allegheny Cnty., PA Residential Fin. Auth. SFHRB,
              Ser. Y, (GNMA),
              6.60%, 11/1/14....................................     1,033,749
     130,000 Allegheny Cnty., PA Sanitation Auth. Swr. RB, Ser.
              B, (FGIC),
              7.45%, 12/1/09....................................       130,854

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Allentown, PA Area Hosp. Auth. RB, Sacred Heart
              Healthcare Sys., Ser. A:
 $ 2,550,000 4.75%, 7/1/08........................................   $  2,470,567
   2,350,000 5.00%, 7/1/10........................................      2,360,951
      65,000 Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. &
              Med. Ctr. Proj.,
              5.60%, 10/1/06......................................         70,304
             Bradford, PA Area Sch. Dist., GO, (FGIC):
   1,525,000 5.50%, 10/1/14.......................................      1,605,947
   2,000,000 5.75%, 10/1/15.......................................      2,200,600
   2,095,000 Bucks Cnty., PA GO,
              5.50%, 12/1/10......................................      2,256,608
   5,000,000 Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic
              Hlth. Initiatives, Ser. A,
              5.00%, 12/1/18......................................      4,865,200
   1,000,000 Bucks Cnty., PA Wtr. & Swr. Auth. RB, Neshaminy
              Interceptor, (FGIC),
              6.20%, 12/1/03......................................      1,058,660
   4,485,000 Cambria Cnty., PA GO, Ser. A, (FGIC),
              6.625%, 8/15/12.....................................      5,060,964
      60,000 Center City Dist., PA Bus. Impt. Spl. Assmt.,
              (AMBAC),
              5.60%, 12/1/08......................................         65,590
             Central Bucks, PA Sch. Dist., GO:
     175,000 6.60%, 2/1/03........................................        183,745
   1,000,000 Ser. A,
             6.90%, 11/15/13......................................      1,145,430
   1,000,000 Central Dauphin, PA Sch. Dist., GO,
              5.90%, 6/1/00.......................................      1,028,550
             Crawford, PA Central Sch. Dist., GO, (FGIC):
   1,500,000 5.55%, 2/15/08.......................................      1,621,905
     100,000 7.00%, 2/15/05.......................................        114,555
   1,000,000 Dauphin Cnty., PA General Auth. Hlth. Sys. RB,
              Pinnacle Hlth. Sys. Proj., (MBIA),
              5.50%, 5/15/17......................................      1,039,600
             Dauphin Cnty., PA General Auth. RB:
  15,000,000 Forum Pl. Office & Pkg., Ser. A,
              6.00%, 1/15/25......................................     15,083,850
   6,300,000 Hyatt Regency Hotel & Conf. Ctr.,
              6.00%, 1/1/10.......................................      6,323,184
   6,750,000 Delaware Cnty., PA Hosp. Auth. RB, Riddle Memorial
              Hosp.,
              5.50%, 1/1/22.......................................      6,979,027
             Delaware Cnty., PA GO:
     445,000 5.50%, 10/1/15.......................................        462,382
   1,130,000 Prerefunded,
             5.50%, 10/1/15.......................................      1,223,971
   1,350,000 Delaware Cnty., PA IDA-PCRB, Philadelphia Elec. Co.,
              Ser. A,
              7.375%, 4/1/21......................................      1,443,393
     200,000 Delaware Cnty., PA Univ. RB, Villanova Univ.,
              5.40%, 8/1/08.......................................        215,086

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Delaware River Port Auth., PA & NJ RB, (FGIC):
 $ 1,000,000 5.30%, 1/1/10........................................  $  1,053,720
   1,400,000 5.45%, 1/1/12........................................     1,488,144
      15,000 Dover Township, PA Swr. Auth. RB,
              6.25%, 5/1/12.......................................        16,415
     500,000 Easton, PA Area Joint Swr. Auth. RB, Ser. B, (FSA),
              5.00%, 12/1/14......................................       504,300
   1,485,000 Elizabeth Forward, PA Sch. Dist., GO, Ser. B, (Eff.
              Yield 6.70%), (a) (MBIA),
              0.00%, 9/1/15.......................................       671,532
     500,000 Erie Cnty., PA IDA-Env. Impt. RB, Int'l. Paper Co.
              Proj., Ser. A,
              7.625%, 11/1/18.....................................       573,755
   1,000,000 Fox Chapel, PA Area Sch. Dist., GO,
              5.50%, 8/15/09......................................     1,045,920
   1,000,000 Gettysburg, PA Muni. Auth. College RB, Gettysburg
              College, (MBIA),
              5.375%, 8/15/13.....................................     1,075,110
   1,500,000 Greene Cnty., PA IDA-RB, Monongahela Power Co., Ser.
              B,
              5.10%, 2/1/12.......................................     1,515,435
      75,000 Hampden Township, PA Swr. Auth., Spl. Obl. RB,
              5.35%, 4/1/03.......................................        77,203
   1,000,000 Harrisburg, PA Lease Auth. RB, (FSA),
              6.25%, 6/1/01.......................................     1,056,490
   2,500,000 Indiana Cnty., PA IDA-PCRB, PA Elec. Co. Proj.,
              (MBIA),
              5.35%, 11/1/10......................................     2,693,850
     500,000 Keystone Oaks, PA Sch. Dist., GO,
              5.00%, 9/1/11.......................................       513,325
   2,635,000 Latrobe, PA IDA College RB, St. Vincent College
              Proj.,
              5.375%, 5/1/18......................................     2,602,194
             Lehigh Cnty., PA General Purpose Auth. RB:
   1,000,000 Good Shepherd Rehab. Hosp.,
             7.50%, 11/15/21......................................     1,114,440
   1,250,000 Lehigh Valley Hosp. Inc., Ser. A, (MBIA),
             7.00%, 7/1/16........................................     1,546,438
             Lower Merion Township, PA GO:
     100,000 5.625%, 8/1/05.......................................       105,348
   1,000,000 5.75%, 8/1/09........................................     1,048,440
     100,000 Manheim, PA Central Sch. Dist., GO, (FGIC),
              6.10%, 5/15/14......................................       108,046
     150,000 Millcreek Township, PA Swr. Auth. RB,
              6.00%, 11/1/06......................................       152,475
   1,305,000 Mon Valley, PA Swr. Auth. RB, (MBIA),
              6.55%, 11/1/19......................................     1,474,493
   1,340,000 Montgomery Cnty., PA GO, Ser. B,
              5.35%, 10/15/16.....................................     1,387,825

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
 $ 1,025,000 College Rev., Cnty. Cmnty. College Proj.,
             6.75%, 11/1/02.......................................   $  1,077,019
   1,000,000 Hosp. Rev., Abington Memorial Hosp., Ser. A, (AMBAC),
             6.40%, 6/1/02........................................      1,059,580
     950,000 Montgomery Cnty., PA IDA-PCRB, Philadelphia Elec.
              Co., Ser. A,
              7.60%, 4/1/21.......................................      1,019,730
   6,000,000 Montgomery Cnty., PA IDA Retirement Cmnty. RB,
              5.25%, 11/15/28.....................................      5,782,620
     500,000 Neshaminy, PA Sch. Dist., GO, (FGIC),
              5.25%, 2/15/07......................................        532,455
   1,000,000 North Penn, PA Wtr. Auth. RB, (FGIC),
              6.00%, 11/1/07......................................      1,065,280
     100,000 North Wales, PA Wtr. Auth. RB, (FGIC),
              6.75%, 11/1/10......................................        113,979
   1,500,000 Northampton Cnty., PA Higher Ed. Auth. RB, Moravian
              College,
             5.125%, 7/1/19.......................................      1,468,585
   2,000,000 Owen J. Roberts Sch. Dist., PA GO, Ser. A, (MBIA),
              5.375%, 5/15/18.....................................      2,052,240
   1,325,000 Parkland, PA Sch. Dist., GO, (MBIA),
              5.75%, 9/1/14.......................................      1,423,063
   1,000,000 Penn Hills, PA GO, (AMBAC),
              5.60%, 12/1/05......................................      1,064,310
   1,000,000 Pennridge, PA Sch. Dist., GO, Ser. A, (AMBAC),
              6.15%, 2/15/03......................................      1,061,630
   5,000,000 Pennsylvania Fin. Auth. RB, Muni. Capital Impts.
              Prog.,
              6.60%, 11/1/09......................................      5,500,100
             Pennsylvania Convention Ctr. Auth. RB, Ser. A:
             (FGIC):
   1,050,000 6.00%, 9/1/19 .......................................      1,184,852
   1,000,000 6.60%, 9/1/00........................................      1,044,130
      75,000 6.70%, 9/1/16 .......................................         90,528
             (MBIA):
   1,000,000 6.75%, 9/1/19 .......................................      1,130,550
   2,000,000 (Eff. Yield 6.95%), (a) (FGIC),
             0.00%, 9/1/08........................................      1,324,660
             Pennsylvania GO:
             2nd Ser.:
      25,000 6.00%, 7/1/05........................................         27,659
      60,000 6.25%, 7/1/11........................................         69,044
     350,000 3rd Ser.,
             5.00%, 9/1/12........................................        356,706
             Pennsylvania HFA-SFHRB:
     300,000 Rental Hsg., (FNMA),
             6.40%, 7/1/12........................................        319,626
     695,000 Ser. 33,
             6.90%, 4/1/17........................................        737,617
   2,000,000 Ser. 34A, (FHA),
             6.85%, 4/1/16........................................      2,106,860

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania HFA-SFHRB - continued:
 $   750,000 Ser. 40,
             6.80%, 10/1/15.....................................   $    802,598
   1,840,000 Ser. 50A,
             6.00%, 10/1/13.....................................      1,941,347
   6,205,000 Ser. 61A,
             5.50%, 4/1/29......................................      6,278,343
             Ser. 65A:
   5,000,000 4.80%, 10/1/22.....................................      5,010,150
   5,000,000 5.20%, 10/1/18.....................................      4,995,200
             Pennsylvania Higher Ed. Facs. Auth. RB:
     500,000 State Sys. Higher Ed., Ser. P,
             5.00%, 12/15/16....................................        502,270
   4,500,000 Univ. of PA Hlth. Svcs., Ser. A,
             5.875%, 1/1/15.....................................      4,743,810
             Pennsylvania Higher Edl. Facs. Auth. RB:
     485,000 Ser. A, (MBIA),
             6.625%, 8/15/09....................................        527,971
     400,000 Allegheny Delaware Valley Oblig. Hlth. Svcs., Ser.
             A,
             5.50%, 11/15/08....................................        407,492
   2,200,000 Drexel Univ., 2nd Ser., (MBIA),
             5.375%, 5/1/16.....................................      2,269,696
   1,095,000 Lasalle Univ., (MBIA),
             5.25%, 5/1/13......................................      1,162,047
             Thomas Jefferson Univ., Ser. A, (MBIA):
     285,000 5.15%, 11/1/10.....................................        292,946
     150,000 6.00%, 7/1/19......................................        153,363
   1,115,000 Prerefunded,
             6.625%, 8/15/09....................................      1,233,022
     100,000 Univ. of PA, Ser. B,
             5.85%, 9/1/13......................................        107,423
             Univ. of PA Hlth. Svcs., Ser. A:
   1,000,000 6.00%, 1/1/07......................................      1,086,940
     100,000 6.00%, 1/1/10......................................        107,866
             Univ. of PA Hlth. Svcs., Ser. B:
     500,000 5.25%, 1/1/07......................................        520,625
     150,000 5.70%, 1/1/11......................................        158,139
             Pennsylvania IDA-RB, Econ. Dev.:
     250,000 5.80%, 7/1/09......................................        276,742
   2,000,000 6.00%, 7/1/06......................................      2,219,980
     600,000 6.00%, 7/1/08......................................        673,842
     305,000 6.00%, 7/1/09......................................        343,930
   2,000,000 7.00%, 1/1/06......................................      2,316,560
   1,000,000 7.00%, 7/1/06......................................      1,168,430
     975,000 Ser. 1994,
             6.00%, 1/1/12......................................      1,053,868
     400,000 Pennsylvania Infrastructure RB,
              6.00%, 9/1/04.....................................        439,436
             Pennsylvania Intergovernmental Cooperative Auth.
              Spl. Tax RB, Philadelphia Funding Program, (FGIC):
   3,000,000 5.00%, 6/15/21.....................................      2,948,490
   1,650,000 6.75%, 6/15/21.....................................      1,893,639

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania State Univ. RB:
 $   185,000 6.15%, 3/1/05.......................................  $    198,771
   1,000,000 6.25%, 3/1/11.......................................     1,075,150
   1,000,000 6.60%, 7/1/02.......................................     1,082,300
             Pennsylvania Turnpike Commission RB:
   1,000,000 Ser. L, (AMBAC),
             6.45%, 6/1/03.......................................     1,072,020
             Ser. P:
     150,000 5.10%, 12/1/99......................................       152,015
      75,000 5.80%, 12/1/06......................................        80,229
             Philadelphia, PA Arpt. Pkg. Auth. RB:
     400,000 5.75%, 9/1/07.......................................       441,508
   1,000,000 5.75%, 9/1/08.......................................     1,109,880
             Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
     500,000 Albert Einstein Med. Ctr.,
             7.625%, 4/1/11......................................       510,000
             Chestnut Hill College:
   1,565,000 5.35%, 10/1/07......................................     1,562,136
   1,000,000 6.00%, 10/1/29......................................       997,490
   2,140,000 Children's Hosp. of Philadelphia Proj.,
             (SPA: Morgan Guaranty Trust),
             3.05%, 3/1/27, VRDN (b).............................     2,140,000
   2,000,000 Temple Univ. Hosp.,
             5.50%, 11/15/15.....................................     2,022,680
   1,285,000 Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt.
              Sys. Proj., Ser. A,
              5.125%, 7/1/28.....................................     1,265,083
   4,000,000 Philadelphia, PA Wtr. & Wst. Wtr. RB, (MBIA),
              6.25%, 8/1/12......................................     4,664,000
     500,000 Philadephia, PA IDA Indl. & Commercial RB, Girard
              Estate Coal Mining Proj.,
              5.25%, 11/15/09....................................       522,955
      25,000 Pittsburgh, PA GO, Ser. D, (AMBAC),
              6.125%, 9/1/17.....................................        27,362
   1,000,000 Pleasant Valley, PA Sch. Dist., GO, (FGIC),
              5.60%, 11/15/14....................................     1,066,870
   1,000,000 Pocono Mtn., PA Sch. Dist., GO,
              Ser. AA, (AMBAC),
              6.10%, 10/1/03.....................................     1,062,890
   1,500,000 Schuylkill Cnty., PA IDA-RB, Charity Oblig. Group,
              Ser. A,
              5.00%, 11/1/28.....................................     1,442,070
             Scranton-Lackwanna, PA Hlth. & Welfare Auth. RB:
     250,000 Mercy Hlth. Sys. Proj., Ser. B, (MBIA),
             5.00%, 1/1/06.......................................       261,300
     150,000 Univ. of Scranton Proj., Ser. A,
             6.15%, 3/1/03.......................................       160,644
             Seneca Valley, PA Sch. Dist., GO, (FGIC):
     105,000 5.85%, 2/15/15......................................       115,928
     100,000 Ser. A,
             4.65%, 7/1/09.......................................       101,749

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Pennsylvania Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                                March 31, 1999

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $ 4,000,000 South Fork, PA Muni. Hosp. Auth. RB, Conemaugh
              Valley Memorial Hosp., Ser. B, (MBIA),
              5.375%, 7/1/22....................................   $  4,081,000
             Southeastern PA Trans. Auth. Spl. RB, Ser. A:
   1,415,000 5.625%, 3/1/07.....................................      1,547,529
      85,000 Prerefunded, (FGIC),
             5.625%, 3/1/07.....................................         92,961
   1,000,000 Unionville-Chadds Ford, PA Sch. Dist., GO,
              5.80%, 6/1/13.....................................      1,076,110
             Univ. of Pittsburgh, PA RB, (MBIA):
      40,000 Ser. A,
             6.125%, 6/1/21.....................................         42,963
       5,000 Ser. B,
             5.90%, 6/1/03......................................          5,393
     540,000 Upper Merion, PA Area Sch. Dist., GO,
              5.00%, 7/15/12....................................        555,449
             Upper Merion, PA Muni. Util. Auth., Swr. RB:
   1,000,000 6.00%, 8/15/12.....................................      1,062,330
   2,325,000 6.00%, 8/15/16.....................................      2,465,174
   1,000,000 Wallenpaupack, PA Area Sch. Dist., GO, Ser. B,
              (FGIC),
              6.00%, 9/1/03.....................................      1,029,730
   1,000,000 West Mifflin, PA Muni. Sanitation Swr. Auth. RB,
              (FGIC),
              5.70%, 8/1/15.....................................      1,101,560
   2,000,000 Westmoreland Cnty., PA IDA-RB, Citizens General
              Hosp.,
              5.00%, 7/1/08.....................................      1,990,040
   1,000,000 York Cnty., PA GO, (FGIC),
              6.00%, 10/1/04....................................      1,056,340
   2,000,000 York Cnty., PA Hosp. Auth. RB, York Hosp., (AMBAC),
              5.25%, 7/1/17.....................................      2,037,020
      75,000 York, PA City Sch. Dist., GO, (FGIC),
              5.60%, 3/1/07.....................................         78,466
                                                                   ------------
                                                                    229,490,942
                                                                   ------------
             Puerto Rico - 5.5%
   3,950,000 Cmnwlth. of Puerto Rico GO, Linked BPO, Ser. D,
              (MBIA),
              7.00%, 7/1/10 (c).................................      4,862,331
             Cmnwlth. of Puerto Rico, Hwy. & Trans. Auth. RB:
   1,000,000 Ser. W, (MBIA),
             5.50%, 7/1/13......................................      1,098,530
     100,000 Ser. Y, (FSA),
             5.25%, 7/1/15......................................        103,950

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - continued
 $ 3,250,000 Cmnwlth. of Puerto Rico, Indl., Tourist, Edl., Med.
              & Env. Control Facs. RB, Hosp. Auxilio Mutuo Obl.,
              Group A, (MBIA),
              6.25%, 7/1/24.....................................   $  3,606,948
   1,000,000 Cmnwlth. of Puerto Rico, Muni. Fin. Agcy. RB, Ser.
              A, (FSA),
              6.00%, 7/1/11.....................................      1,144,720
   1,800,000 Cmnwlth. of Puerto Rico, Pub. Bldgs. Auth. RB, Gtd.
              Pub. Ed. & Hlth. Facs., Ser. M,
              5.70%, 7/1/09.....................................      1,985,670
   1,000,000 Univ. of Puerto Rico, Univ. RB,
              Ser. N, (MBIA),
              6.25%, 6/1/07.....................................      1,141,940
                                                                   ------------
                                                                     13,944,089
                                                                   ------------
             U.S. Virgin Islands - 2.0%
   5,000,000 Virgin Islands, Pub. Fin. Auth. RB,
              Sr. Lien, Ser. A,
              5.50%, 10/1/18....................................      5,036,100
                                                                   ------------
             Virginia - 0.4%
   1,000,000 Arlington Cnty., VA IDA-MHRB, Woodbury Park Apts.,
              Ser. B,
              6.50%, 7/1/24.....................................      1,002,200
                                                                   ------------
             West Virginia - 0.9%
   2,450,000 Kanawha Cnty., WV PCRB, Union Carbide Corp. Proj.,
              5.10%, 1/1/12.....................................      2,424,128
                                                                   ------------
             Total Municipal Obligations
              (cost $244,493,418)...............................    252,937,809
                                                                   ------------

   Shares

 MUTUAL FUND SHARES - 0.4%
     749,345 Federated Tax Free Obligations Fund................        749,345
     153,001 Pennsylvania Municipal Cash Trust, Institutional
              Service Shares....................................        153,001
                                                                   ------------
             Total Mutual Fund Shares
              (cost $902,346)...................................        902,346
                                                                   ------------

             Total Investments -
              (cost $245,395,764).........................    99.4%  253,840,155
             Other Assets and
              Liabilities - net...........................     0.6     1,492,448
                                                             -----  ------------
             Net Assets - ................................   100.0% $255,332,603
                                                             =====  ============

--------------------------------------------------------------------------------
                                   EVERGREEN
                           State Municipal Bond Fund
--------------------------------------------------------------------------------
                     Statements of Assets and Liabilities
                                March 31, 1999

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 1999.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation BPO Bond Payment Obligation
FGIC Insured by Federal Guaranty Insurance Company
FHA  Insured by Federal Housing Authority
FNMA Federal National Mortgage Association
FSA  Insured by Financial Security Assurance Corporation
GNMA Insured by Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
IDA  Industrial Development Authority
MBIA Insured by Municipal Bond Investors Assurance Corporation MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond
SPA  Securities Purchase Agreement
VRDN Variable Rate Demand Note

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           State Municipal Bond Fund
--------------------------------------------------------------------------------
                           Statements of Operations
                           Year Ended March 31, 1999

                            California   Connecticut  Massachusetts  Missouri     New Jersey   New York    Pennsylvania
                               Fund         Fund          Fund         Fund          Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............   $23,566,361  $75,384,604   $9,013,459   $21,969,824  $174,650,468 $21,431,573  $245,395,764
 Net unrealized gains on
  securities.............     1,441,990    2,159,219      333,325       758,822     6,134,123   1,080,742     8,444,391
------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities.............    25,008,351   77,543,823    9,346,784    22,728,646   180,784,591  22,512,315   253,840,155
 Cash....................         1,945            0        3,793           382             0         174            14
 Receivable for
  securities sold........             0            0      391,886       501,930             0           0     3,316,303
 Receivable for Fund
  shares sold............         5,291       10,500            0         2,718       228,740       2,686       763,752
 Interest receivable.....       295,026    1,019,124      133,347       317,187     2,316,559     320,566     3,803,446
 Receivable for daily
  variation margin on
  open futures
  contracts..............         1,073            0        1,073         2,947             0       2,479             0
 Prepaid expenses and
  other assets...........         1,416        3,322          933         2,593         2,781       3,650        54,115
------------------------------------------------------------------------------------------------------------------------
  Total assets...........    25,313,102   78,576,769    9,877,816    23,556,403   183,332,671  22,841,870   261,777,785
------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Distributions payable...        52,487      282,778       12,912        51,044       542,402      34,806       853,316
 Payable for securities
  purchased..............             0    2,626,197      399,515       398,630     5,278,675      71,435     5,372,015
 Payable for Fund shares
  redeemed...............        60,188            0            0             0       155,331           0        83,734
 Advisory fee payable....         3,449       19,665        4,084        13,575        45,421      16,387        62,546
 Distribution Plan
  expenses payable.......        10,592          357        5,089         8,136        12,712       7,814        20,320
 Due to other related
  parties................             0        2,710            0             0         3,836           0             0
 Accrued expenses and
  other liabilities......        15,117        5,988       26,142        37,353        19,494       2,508        53,251
------------------------------------------------------------------------------------------------------------------------
  Total liabilities......       141,833    2,937,695      447,742       508,738     6,057,871     132,950     6,445,182
------------------------------------------------------------------------------------------------------------------------
 Net assets..............   $25,171,269  $75,639,074   $9,430,074   $23,047,665  $177,274,800 $22,708,920  $255,332,603
------------------------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........   $23,696,731  $73,269,054   $9,076,581   $21,954,477  $170,625,456 $21,459,263  $246,451,359
 Undistributed
  (overdistributed) net
  investment income......       (52,814)      (1,610)     (10,877)      (42,640)        3,635     (16,649)     (109,513)
 Accumulated net realized
  gains on securities and
  foreign currency
  related transactions...        85,016      212,411       30,699       375,273       511,586     184,179       546,366
 Net unrealized gains on
  securities and futures
  contracts..............     1,442,336    2,159,219      333,671       760,555     6,134,123   1,082,127     8,444,391
------------------------------------------------------------------------------------------------------------------------
 Total net assets........   $25,171,269  $75,639,074   $9,430,074   $23,047,665  $177,274,800 $22,708,920  $255,332,603
------------------------------------------------------------------------------------------------------------------------
 Net assets consists of
 Class A.................   $ 6,230,832  $   569,647   $2,185,575   $ 4,406,991  $ 33,657,446 $ 4,096,052  $ 28,645,847
 Class B.................    17,296,755    1,179,611    5,527,930    18,006,806    20,198,770  15,894,743    37,823,451
 Class C.................     1,643,682            0    1,716,569       633,868             0   1,389,049     6,944,696
 Class Y.................             0   73,889,816            0             0   123,418,584   1,329,076   181,918,609
------------------------------------------------------------------------------------------------------------------------
 Total net assets........   $25,171,269  $75,639,074   $9,430,074   $23,047,665  $177,274,800 $22,708,920  $255,332,603
------------------------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................       622,774       89,299      228,206       446,565     3,014,938     413,564     2,456,338
 Class B.................     1,734,067      184,915      579,005     1,839,534     1,809,383   1,619,511     3,282,592
 Class C.................       164,950            0      179,796        64,755             0     141,534       601,152
 Class Y.................             0   11,583,398            0             0    11,055,534     134,235    15,599,257
------------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................   $     10.00  $      6.38   $     9.58   $      9.87  $      11.16 $      9.90  $      11.66
------------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............   $     10.50  $      6.70   $    10.06   $     10.36  $      11.72 $     10.39  $      12.24
------------------------------------------------------------------------------------------------------------------------
 Class B.................   $      9.97  $      6.38   $     9.55   $      9.79  $      11.16 $      9.81  $      11.52
------------------------------------------------------------------------------------------------------------------------
 Class C.................   $      9.96           --   $     9.55   $      9.79            -- $      9.81  $      11.55
------------------------------------------------------------------------------------------------------------------------
 Class Y.................            --  $      6.38           --            --  $      11.16 $      9.90  $      11.66
------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           State Municipal Bond Fund
--------------------------------------------------------------------------------
                           Statements of Operations
                           Year Ended March 31, 1999

                            California  Connecticut  Massachusetts  Missouri   New Jersey   New York   Pennsylvania
                               Fund        Fund          Fund         Fund        Fund        Fund         Fund
-------------------------------------------------------------------------------------------------------------------
 Investment income
 Interest................   $1,370,753  $3,482,480     $ 498,817   $1,333,411  $8,274,269  $1,141,438  $12,437,545
-------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............      146,303     425,935        53,014      134,405     825,018     118,788    1,135,581
 Distribution Plan
  expenses...............      215,155       7,184        79,990      208,920     250,095     185,830      505,202
 Transfer agent fee......       16,736       1,074         8,532       16,684      35,892      20,062       72,812
 Administrative services
  fees...................        4,568      18,905         1,463        3,292      43,919       3,223       35,246
 Trustees' fees and
  expenses...............          529       1,081           290          305       2,459         440        5,119
 Printing and postage
  expenses...............        5,327      18,607         1,149        4,812      17,554       6,638       41,454
 Custodian fee...........        8,020      20,570         3,231        4,598      52,648       5,360       60,325
 Registration and filing
  fees...................        2,071      13,194        11,035        3,036      12,734       3,469        7,649
 Professional fees.......       21,733      23,683        19,969       15,772      30,938      17,529       20,931
 Other...................        2,237       3,827           229          874       4,638       1,280          666
-------------------------------------------------------------------------------------------------------------------
  Total expenses.........      422,679     534,060       178,902      392,698   1,275,895     362,619    1,884,985
  Less: Fee credits......         (816)     (3,671)         (346)      (1,004)     (5,606)       (756)      (9,302)
    Fee waivers..........      (20,292)   (116,474)      (36,054)     (32,169)   (396,701)    (39,788)           0
-------------------------------------------------------------------------------------------------------------------
  Net expenses...........      401,571     413,915       142,502      359,525     873,588     322,075    1,875,683
-------------------------------------------------------------------------------------------------------------------
 Net investment income...      969,182   3,068,565       356,315      973,886   7,400,681     819,363   10,561,862
-------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts
 Net realized gains or
  losses on:
  Securities.............      375,979     446,743       235,752    1,194,059   1,059,203     781,525    2,213,443
  Futures contracts......      (71,762)          0       (20,831)     (42,993)          0     (49,269)           0
-------------------------------------------------------------------------------------------------------------------
 Net realized gains on
  securities and futures
  contracts..............      304,217     446,743       214,921    1,151,066   1,059,203     732,256    2,213,443
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and futures
  contracts..............      143,244     211,471      (124,905)    (946,854)    500,469    (467,776)    (103,155)
-------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains on
  securities and futures
  contracts..............      447,461     658,214        90,016      204,212   1,559,672     264,480    2,110,288
-------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............   $1,416,643  $3,726,779     $ 446,331   $1,178,098  $8,960,353  $1,083,843  $12,672,150

--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           State Municipal Bond Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                           Year Ended March 31, 1999

                            California   Connecticut   Massachusetts  Missouri     New Jersey    New York    Pennsylvania
                               Fund          Fund          Fund         Fund          Fund         Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income...   $   969,182  $  3,068,565   $   356,315  $   973,886  $  7,400,681  $   819,363  $ 10,561,862
 Net realized gains on
  securities and futures
  contracts..............       304,217       446,743       214,921    1,151,066     1,059,203      732,256     2,213,443
 Net change in unrealized
  gains or losses on
  securities and futures
  contracts..............       143,244       211,471      (124,905)    (946,854)      500,469     (467,776)     (103,155)
--------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     1,416,643     3,726,779       446,331    1,178,098     8,960,353    1,083,843    12,672,150
--------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................      (285,065)      (14,533)      (90,621)    (217,159)   (1,503,706)    (162,529)   (1,183,965)
  Class B................      (634,388)      (20,474)     (207,361)    (726,426)     (599,178)    (590,347)   (1,343,223)
  Class C................       (50,375)            0       (59,630)     (31,183)            0      (51,434)     (232,806)
  Class Y................             0    (3,035,168)            0            0    (5,302,623)     (16,306)   (7,805,137)
 Net realized gains
  Class A................       (89,320)       (3,518)      (51,908)    (151,406)     (186,362)    (120,120)     (354,194)
  Class B................      (243,537)       (7,346)     (142,595)    (702,433)      (96,217)    (539,734)     (459,774)
  Class C................       (14,870)            0       (43,213)     (26,997)            0      (48,859)      (79,621)
  Class Y................             0      (648,594)            0            0      (645,270)     (18,280)   (2,122,788)
--------------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (1,317,555)   (3,729,633)     (595,328)  (1,855,604)   (8,333,356)  (1,547,609)  (13,581,508)
--------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     3,639,960    16,967,545     1,329,900    2,082,099    43,862,993    4,659,660    51,920,065
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........       567,232       672,410       386,183      809,995     2,333,384    1,000,677     4,457,478
 Payment for shares
  redeemed...............    (6,256,787)  (10,150,268)   (2,236,119)  (4,606,121)  (22,427,518)  (4,756,259)  (40,292,580)
 Net asset value of
  shares issued in
  acquisitions...........             0             0             0            0     2,289,213            0    19,628,667
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....    (2,049,595)    7,489,687      (520,036)  (1,714,027)   26,058,072      904,078    35,713,630
--------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............    (1,950,507)    7,486,833      (669,033)  (2,391,533)   26,685,069      440,312    34,804,272
 Net assets
 Beginning of period.....    27,121,776    68,152,241    10,099,107   25,439,198   150,589,731   22,268,608   220,528,331
--------------------------------------------------------------------------------------------------------------------------
 End of period...........   $25,171,269  $ 75,639,074   $ 9,430,074  $23,047,665  $177,274,800  $22,708,920  $255,332,603
--------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income......   $   (52,814) $     (1,610)  $   (10,877) $   (42,640) $      3,635  $   (16,649) $   (109,513)

--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           State Municipal Bond Fund
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                           Year Ended March 31, 1999

                            California   Connecticut  Massachusetts  Missouri     New Jersey    New York    Pennsylvania
                               Fund         Fund*         Fund         Fund          Fund         Fund          Fund
-------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income...   $ 1,090,619  $ 1,056,216   $   455,667  $ 1,063,630  $  4,012,108  $   998,824  $  5,471,695
 Net realized gains on
  securities and futures
  contracts..............       236,358      425,126       369,554      235,429     1,015,421      489,113     3,407,989
 Net change in unrealized
  gains on securities and
  futures contracts......     1,295,323       55,361       258,124    1,157,948     1,915,701      822,112     1,218,774
-------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     2,622,300    1,536,703     1,083,345    2,457,007     6,943,230    2,310,049    10,098,458
-------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................      (205,595)        (953)      (93,495)    (185,708)   (1,518,372)    (163,491)   (1,141,904)
  Class B................      (781,308)      (1,377)     (270,195)    (792,663)     (419,808)    (725,698)   (1,487,712)
  Class C................       (68,869)           0       (68,044)     (47,861)            0      (60,327)     (258,914)
  Class Y................             0   (1,053,886)            0            0    (2,083,453)           0    (2,490,364)
 Net realized gains
  Class A................             0            0             0            0      (240,378)     (21,835)            0
  Class B................             0            0             0            0       (86,039)    (118,363)            0
  Class C................             0            0             0            0             0       (9,455)            0
  Class Y................             0            0             0            0       (81,674)           0             0
-------------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (1,055,772)  (1,056,216)     (431,734)  (1,026,232)   (4,429,724)  (1,099,169)   (5,378,894)
-------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     4,372,062    6,576,391     1,120,126    6,597,008    16,729,270    2,516,417    17,158,377
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........       475,762        2,057       281,994      456,051     1,561,654      691,411     1,719,493
 Payment for shares
  redeemed...............    (7,127,357)  (4,232,114)   (3,887,027)  (7,105,076)  (12,623,869)  (6,778,220)  (18,876,225)
 Net asset value of
  shares issued in
  acquisitions...........             0   65,325,420             0            0    93,692,061            0   147,227,043
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....    (2,279,533)  67,671,754    (2,484,907)     (52,017)   99,359,116   (3,570,392)  147,228,688
-------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............      (713,005)  68,152,241    (1,833,296)   1,378,758   101,872,622   (2,359,512)  151,948,252
 Net assets
 Beginning of period.....    27,834,781            0    11,932,403   24,060,440    48,717,109   24,628,120    68,580,079
-------------------------------------------------------------------------------------------------------------------------
 End of period...........   $27,121,776  $68,152,241   $10,099,107  $25,439,198  $150,589,731  $22,268,608  $220,528,331
-------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed) net
  investment income......   $   (52,878) $         0   $    (6,750) $   (46,006) $      1,977  $   (14,383) $   (106,253)

--------------------------------------------------------------------------------
* The Fund commenced operations on November 24, 1997.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen State Municipal Bond Funds consist of Evergreen California Munic-ipal Bond Fund ("California Fund") (formerly, Evergreen California Tax Free
Fund), Evergreen Connecticut Municipal Bond Fund ("Connecticut Fund"), Ever-green Massachusetts Municipal Bond Fund ("Massachusetts Fund") (formerly, Ever-green Massachusetts Tax Free Fund), Evergreen Missouri Municipal Bond Fund ("Missouri Fund") (formerly, Evergreen Missouri Tax Free Fund), Evergreen New Jersey Municipal Bond Fund ("New Jersey Fund") (formerly, Evergreen New Jersey Tax Free Income Fund), Evergreen New York Municipal Bond Fund ("New York Fund") (formerly, Evergreen New York Tax Free Fund) and Evergreen Pennsylvania Munici-pal Bond Fund ("Pennsylvania Fund") (formerly, Evergreen Pennsylvania Tax Free
Fund), (collectively, the "Funds"). Each Fund is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company reg-istered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C, and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher on-going distribution fee than Class A. Class B shares are sold subject to a con-tingent deferred sales charge that is payable upon redemption and decreases de-pending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conver-sion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts ("variation mar-gin") as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. Differences between financial statement amounts available for distributions and distributions made in accordance with income tax regula-tions are primarily due to differing treatment of market discount on securi-ties.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, is the investment advisor for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund. In return for providing investment management and administrative services, the Funds pay EIMC a management fee that is calculated daily and paid monthly. The management fee is computed by applying percentage rates starting at 0.55% and declining to 0.25% per annum, as net assets increase, to the average daily net assets of each Fund.

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to the Connecticut Fund and New Jersey Fund and is paid a management fee that is computed daily and paid monthly. The Connecticut Fund pays FUNB an annual fee for its services equal to 0.60% of the average daily net assets of the Fund. The New Jersey Fund pays FUNB a fee for its services which is computed by applying percentage rates, which start at 0.50% and de-cline to 0.35% per annum, as net assets increase, to the average daily net as-sets of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

During the year ended March 31, 1999, the amount of investment advisory fees waived by each investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average daily net assets were as follows:

                                                             % of Average
                                                      Fees      Daily
                                                     Waived   Net Assets
                                               -----------------------
         California Fund........................... $ 20,292    0.08%
         Connecticut Fund..........................  116,474    0.18%
         Massachusetts Fund........................   36,054    0.38%
         Missouri Fund.............................   32,169    0.13%
         New Jersey Fund...........................  343,449    0.21%
         New York Fund.............................   39,788    0.18%

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For the Connecticut Fund and New Jersey Fund, the administrator and sub-admin-istrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its in-vestment advisory subsidiaries are also the investment advisors. The adminis-tration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum, as net assets increase, to the average daily net assets of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum, as net assets increase, to the average daily net assets of each Fund.

During the year ended March 31, 1999, the Connecticut Fund and New Jersey Fund paid or accrued the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                           ------------------------------
         Connecticut Fund..............    $15,105           $3,800
         New Jersey Fund...............     35,092            8,827


During the year ended March 31, 1999, the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund reimbursed EIMC for certain administration and accounting expenses as follows:

         California Fund.......................................... $ 4,568
         Massachusetts Fund.......................................   1,463
         Missouri Fund............................................   3,292
         New York Fund............................................   3,223
         Pennsylvania Fund........................................  35,246

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

During the year ended March 31, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans, distribution fees waived and the impact of the waiver on each Fund's expense ratio repre-sented as a percentage of average daily net assets were as follows:

                            Distribution Fees Accrued  Distribution % of Average
                           --------------------------- Fees Waived     Daily
                           Class A   Class B  Class C    Class A     Net Assets
                                            ------------------------------------
California Fund........... $ 16,950 $ 183,656 $ 14,549         0           0
Connecticut Fund..........      897     6,287        0         0           0
Massachusetts Fund........    5,246    58,021   16,723         0           0
Missouri Fund.............   11,818   189,041    8,061         0           0
New Jersey Fund...........   83,206   166,889        0   $53,252        0.16%
New York Fund.............    9,275   162,407   14,148         0           0
Pennsylvania Fund.........   67,908   372,707   64,587         0           0

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On November 24, 1997, as a result of the conversion of common trust funds man-aged by FUNB, the Connecticut Fund commenced operations of its Class Y shares. Also, as a result of this conversion, the New Jersey Fund and Pennsylvania Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

Effective on the close of business on July 27, 1998, the New Jersey Fund ac-quired substantially all the assets and assumed certain liabilities of CoreFund New Jersey Municipal Bond Fund in an exchange for Class A and Class Y shares of New Jersey Fund. Also, the Pennsylvania Fund acquired substantially all the as-sets and assumed certain liabilities of CoreFund Pennsylvania Municipal Bond Fund in an exchange for Class A and Class Y shares of Pennsylvania Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                                 Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                       Acquired Fund              Assets Acquired Shares Issued Appreciation After Acquisition
----------------------------------------------------------------------------------------------------------------------------
Connecticut Fund....... Common trust fund                        $ 65,325,420    10,328,861    $1,892,387    $ 65,325,420
New Jersey Fund........ Common trust fund                          93,692,061     8,501,660     2,874,242     147,179,376
New Jersey Fund........ CoreFund New Jersey Municipal Bond Fund     2,289,213       205,813       104,332     160,691,863
Pennsylvania Fund...... Common trust fund                         147,227,043    12,689,439     4,980,000     216,012,549
                        CoreFund Pennsylvania Municipal Bond
Pennsylvania Fund...... Fund                                       19,628,667     1,676,246       443,113     242,223,339

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

California Fund

                                       Year Ended             Year Ended
                                     March 31, 1999         March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................   161,452  $ 1,607,229   271,096  $ 2,691,837
Shares issued in reinvestment of
 distributions..................    11,028      110,694     7,540       73,883
Shares redeemed.................  (192,866)  (1,929,433)  (79,526)    (784,304)
-------------------------------------------------------------------------------
Net increase (decrease).........   (20,386) $  (211,510)  199,110  $ 1,981,416
-------------------------------------------------------------------------------
Class B
Shares sold.....................   151,941  $ 1,521,260   153,832  $ 1,498,219
Shares issued in reinvestment of
 distributions..................    42,133      421,177    38,537      374,672
Shares redeemed.................  (368,779)  (3,684,771) (603,156)  (5,920,355)
-------------------------------------------------------------------------------
Net decrease....................  (174,705) $(1,742,334) (410,787) $(4,047,464)
-------------------------------------------------------------------------------
Class C
Shares sold.....................    51,134  $   511,471    18,602  $   182,006
Shares issued in reinvestment of
 distributions..................     3,541       35,361     2,804       27,207
Shares redeemed.................   (64,612)    (642,583)  (43,562)    (422,698)
-------------------------------------------------------------------------------
Net decrease....................    (9,937) $   (95,751)  (22,156) $  (213,485)

--------------------------------------------------------------------------------

Connecticut Fund

                                                           December 30, 1997
                                                           (Commencement of
                                        Year Ended       Class Operations) to
                                      March 31, 1999        March 31, 1998
                                     ------------------  ---------------------
                                     Shares    Amount     Shares     Amount
------------------------------------------------------------------------------
Class A
Shares sold......................... 134,138  $ 866,051     22,857 $   145,836
Shares issued in reinvestment of
 distributions......................   1,796     11,544         68         433
Shares redeemed..................... (69,560)  (447,872)         0           0
------------------------------------------------------------------------------
Net increase........................  66,374  $ 429,723     22,925 $   146,269

--------------------------------------------------------------------------------

                                                            January 9, 1998
                                                           (Commencement of
                                           Year Ended    Class Operations) to
                                         March 31, 1999     March 31, 1998
                                        ---------------- ---------------------
                                        Shares   Amount   Shares     Amount
------------------------------------------------------------------------------
Class B
Shares sold............................ 130,130 $839,983    51,780 $   331,966
Shares issued in reinvestment of
 distributions.........................   2,852   18,307       153         980
Shares redeemed........................       0        0         0           0
------------------------------------------------------------------------------
Net increase........................... 132,982 $858,290    51,933 $   332,946

--------------------------------------------------------------------------------

                                                         November 24, 1997
                                                          (Commencement of
                                    Year Ended          Class Operations) to
                                  March 31, 1999           March 31, 1998
                              -----------------------  -----------------------
                                Shares      Amount       Shares      Amount
-------------------------------------------------------------------------------
Class Y
Shares sold.................   2,378,864  $15,261,511     948,480  $ 6,098,589
Shares issued in
 reinvestment of
 distributions..............     100,241      642,559         101          644
Shares redeemed.............  (1,511,719)  (9,702,396)   (661,430)  (4,232,114)
Shares issued in acquisition
 of Common trust fund.......           0            0  10,328,861   65,325,420
-------------------------------------------------------------------------------
Net increase................     967,386  $ 6,201,674  10,616,012  $67,192,539

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

Massachusetts Fund

                                       Year Ended             Year Ended
                                     March 31, 1999         March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................    73,484  $   705,517    48,781  $   474,420
Shares issued in reinvestment of
 distributions..................     9,729       93,903     5,660       53,489
Shares redeemed.................   (67,758)    (658,313)  (65,265)    (628,762)
-------------------------------------------------------------------------------
Net increase (decrease).........    15,455  $   141,107   (10,824) $  (100,853)
-------------------------------------------------------------------------------
Class B
Shares sold.....................    33,327  $   323,351    64,229  $   606,090
Shares issued in reinvestment of
 distributions..................    23,133      222,351    19,310      182,827
Shares redeemed.................  (136,224)  (1,311,034) (276,117)  (2,637,724)
-------------------------------------------------------------------------------
Net decrease....................   (79,764) $  (765,332) (192,578) $(1,848,807)
-------------------------------------------------------------------------------
Class C
Shares sold.....................    30,861  $   301,032     4,224  $    39,616
Shares issued in reinvestment of
 distributions..................     7,279       69,929     4,814       45,678
Shares redeemed.................   (27,563)    (266,772)  (65,364)    (620,541)
-------------------------------------------------------------------------------
Net increase (decrease).........    10,577  $   104,189   (56,326) $  (535,247)

--------------------------------------------------------------------------------

Missouri Fund

                                       Year Ended             Year Ended
                                     March 31, 1999         March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................   122,783  $ 1,221,002   262,047  $ 2,625,674
Shares issued in reinvestment of
 distributions..................    14,971      149,142     6,523       65,281
Shares redeemed.................  (170,801)  (1,757,149)  (61,382)    (621,096)
-------------------------------------------------------------------------------
Net increase (decrease).........   (33,047) $  (387,005)  207,188  $ 2,069,859
-------------------------------------------------------------------------------
Class B
Shares sold.....................    80,211  $   806,921   366,631  $ 3,635,733
Shares issued in reinvestment of
 distributions..................    62,770      620,537    36,382      359,093
Shares redeemed.................  (242,042)  (2,418,554) (577,779)  (5,726,750)
-------------------------------------------------------------------------------
Net decrease....................   (99,061) $  (991,096) (174,766) $(1,731,924)
-------------------------------------------------------------------------------
Class C
Shares sold.....................     5,526  $    54,176    33,594  $   335,601
Shares issued in reinvestment of
 distributions..................     4,071       40,316     3,210       31,677
Shares redeemed.................   (42,999)    (430,418)  (75,805)    (757,230)
-------------------------------------------------------------------------------
Net decrease....................   (33,402) $  (335,926)  (39,001) $  (389,952)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

New Jersey Fund

                                     Year Ended               Year Ended
                                   March 31, 1999           March 31, 1998
                               ------------------------  ----------------------
                                 Shares       Amount      Shares      Amount
--------------------------------------------------------------------------------
 Class A
 Shares sold.................     471,657  $  5,285,409    252,683  $ 2,784,238
 Shares issued in
  reinvestment of
  distributions..............      93,355     1,046,688     96,743    1,066,743
 Shares redeemed.............    (469,865)   (5,263,660)  (431,044)  (4,741,631)
 Shares issued in acquisition
  of CoreFund New Jersey
  Municipal Bond Fund........      74,925       833,392          0            0
--------------------------------------------------------------------------------
 Net increase (decrease).....     170,072  $  1,901,829    (81,618) $  (890,650)
--------------------------------------------------------------------------------
 Class B
 Shares sold.................     708,495  $  7,932,617    559,918  $ 6,159,394
 Shares issued in
  reinvestment of
  distributions..............      46,484       521,268     35,078      387,261
 Shares redeemed.............    (173,473)   (1,935,932)   (97,634)  (1,079,382)
--------------------------------------------------------------------------------
 Net increase................     581,506  $  6,517,953    497,362  $ 5,467,273
--------------------------------------------------------------------------------
 Class Y
 Shares sold.................   2,736,002  $ 30,644,967    700,533  $ 7,785,638
 Shares reinvestment of
  distributions..............      68,267       765,428      9,734      107,650
 Shares redeemed.............  (1,358,173)  (15,227,926)  (611,893)  (6,802,856)
 Shares issued in acquisition
  of:
 Common trust fund...........           0             0  8,501,660   93,692,061
 CoreFund New Jersey
  Municipal Bond Fund........     130,888     1,455,821          0            0
--------------------------------------------------------------------------------
 Net increase................   1,576,984  $ 17,638,290  8,600,034  $94,782,493

--------------------------------------------------------------------------------

New York Fund

                                       Year Ended             Year Ended
                                     March 31, 1999         March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................   190,605  $ 1,918,219   101,515  $ 1,028,467
Shares issued in reinvestment of
 distributions..................    17,453      174,886    10,952      109,667
Shares redeemed.................  (146,183)  (1,479,314) (143,942)  (1,442,196)
-------------------------------------------------------------------------------
Net increase (decrease).........    61,875  $   613,791   (31,475) $  (304,062)
-------------------------------------------------------------------------------
Class B
Shares sold.....................   132,527  $ 1,321,225   139,740  $ 1,373,251
Shares issued in reinvestment of
 distributions..................    72,716      721,252    53,507      527,679
Shares redeemed.................  (305,810)  (3,061,376) (469,593)  (4,681,031)
-------------------------------------------------------------------------------
Net decrease....................  (100,567) $(1,018,899) (276,346) $(2,780,101)
-------------------------------------------------------------------------------
Class C
Shares sold.....................     8,313  $    84,441    11,612  $   114,699
Shares issued in reinvestment of
 distributions..................     8,005       79,423     5,472       54,065
Shares redeemed.................   (20,890)    (208,796)  (66,958)    (654,993)
-------------------------------------------------------------------------------
Net decrease....................    (4,572) $   (44,932)  (49,874) $  (486,229)

--------------------------------------------------------------------------------

                                                            October 29, 1998
                                                            (Commencement of
                                                          Class Operations) to
                                                             March 31, 1999
                                                          ---------------------
                                                           Shares     Amount
--------------------------------------------------------------------------------
Class Y
Shares sold..............................................  132,389  $ 1,335,775
Shares issued in reinvestment of distributions...........    2,525       25,116
Share redeemed...........................................     (679)      (6,773)
--------------------------------------------------------------------------------
Net increase.............................................  134,235  $ 1,354,118

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

Pennsylvania Fund

                                       Year Ended             Year Ended
                                     March 31, 1999         March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................   422,289  $ 4,962,719   216,700  $ 2,503,060
Shares issued in reinvestment of
 distributions..................    73,831      866,664    52,116      598,085
Shares redeemed.................  (617,772)  (7,248,653) (410,639)  (4,743,895)
Shares issued in acquisition of
 CoreFund Pennsylvania Municipal
 Bond Fund......................   517,010    6,054,216         0            0
-------------------------------------------------------------------------------
Net increase (decrease).........   395,358  $ 4,634,946  (141,823) $(1,642,750)
-------------------------------------------------------------------------------
Class B
Shares sold.....................   599,763  $ 6,993,005   365,986  $ 4,145,693
Shares issued in reinvestment of
 distributions..................    94,274    1,092,986    82,460      937,245
Shares redeemed.................  (617,387)  (7,159,590) (627,854)  (7,165,289)
-------------------------------------------------------------------------------
Net increase (decrease).........    76,650  $   926,401  (179,408) $(2,082,351)
-------------------------------------------------------------------------------
Class C
Shares sold.....................    82,623  $   962,589    47,797  $   554,828
Shares issued in reinvestment of
 distributions..................    18,631      216,583    16,198      184,137
Shares redeemed.................   (53,731)    (622,506) (129,911)  (1,487,976)
-------------------------------------------------------------------------------
Net increase (decrease).........    47,523  $   556,666   (65,916) $  (749,011)

--------------------------------------------------------------------------------

                                                          November 24, 1997
                                                          (Commencement of
                                   Year Ended           Class Operations) to
                                 March 31, 1999            March 31, 1998
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
 Class Y
 Shares sold...............   3,324,052  $ 39,001,752     848,662  $  9,954,796
 Shares issued in
  reinvestment of
  distributions............     195,060     2,281,245           2            26
 Shares redeemed...........  (2,151,154)  (25,261,831)   (466,040)   (5,479,065)
 Shares issued in
  acquisition of:
 Common trust fund.........           0             0  12,689,439   147,227,043
 CoreFund Pennsylvania
  Municipal Bond Fund......   1,159,236    13,574,451           0             0
--------------------------------------------------------------------------------
 Net increase..............   2,527,194  $ 29,595,617  13,072,063  $151,702,800

--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 1999:

                                    Cost of Purchases Proceeds from Sales
                                         --------------------------------
         California Fund...........   $  8,711,955       $ 10,708,520
         Connecticut Fund..........     37,743,980         28,740,917
         Massachusetts Fund........     10,835,006         11,626,060
         Missouri Fund.............     20,541,864         23,069,995
         New Jersey Fund...........     88,744,983         63,676,407
         New York Fund.............     16,030,105         16,247,872
         Pennsylvania Fund.........    194,721,303        160,912,432

On March 31, 1999, the composition of unrealized appreciation and depreciation on securities based on the aggregate cost of securities for federal income tax purposes were as follows:

                                          Gross        Gross
                                        Unrealized   Unrealized  Net Unrealized
                            Tax Cost   Appreciation Depreciation  Appreciation
                             --------------------------------------------------
         California
          Fund........... $ 23,571,236  $1,439,312   $  (2,197)    $1,437,115
         Connecticut
          Fund...........   75,384,604   2,252,744     (93,525)     2,159,219
         Massachusetts
          Fund...........    9,013,497     347,091     (13,804)       333,287
         Missouri Fund...   21,991,043     808,845     (71,242)       737,603
         New Jersey
          Fund...........  174,650,468   6,338,936    (204,813)     6,134,123
         New York Fund...   21,451,322   1,094,865     (33,872)     1,060,993
         Pennsylvania
          Fund...........  245,395,764   8,778,021    (333,630)     8,444,391

As of March 31, 1999, the Funds had no capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                                    Total    % of Average
                                                 Fee Credits    Daily
                                                  Received    Net Assets
                                               -----------------------
         California Fund........................   $  816       0.00%
         Connecticut Fund.......................    3,671       0.01%
         Massachusetts Fund.....................      346       0.00%
         Missouri Fund..........................    1,004       0.00%
         New Jersey Fund........................    5,606       0.00%
         New York Fund..........................      756       0.00%
         Pennsylvania Fund......................    9,302       0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the year ended March 31, 1999, the Funds had no borrowings under these agreements.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Combined Notes to Financial Statements (continued)

12. SUBSEQUENT EVENTS (Unaudited)

On May 13, 1999, California Fund and New York Fund filed an Agreement and Plan of Reorganization with the Securities and Exchange Commission ("SEC") which provides for the acquisition of all the assets of each Fund and the assumption of identified liabilities by Evergreen High Grade Municipal Bond Fund, a series of the Evergreen Municipal Trust. A special meeting of shareholders to vote on the above proposals is scheduled for July 23, 1999. Materials for this meeting will be mailed, to shareholders of record on May 5, 1999 on or about June 2, 1999.

On May 13, 1999, Massachusetts Fund and Missouri Fund filed an Agreement and Plan of Reorganization with the Securities and Exchange Commission which pro-vides for the acquisition of all the assets of each Fund and the assumption of identified liabilities by Evergreen Municipal Bond Fund, a series of the Ever-green Municipal Trust. A special meeting of shareholders to vote on the above proposals is scheduled for July 23, 1999. Materials for this meeting will be mailed, to shareholders of record on May 5, 1999, on or about June 2, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Independent Auditors' Report

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Munic-ipal Bond Fund, Evergreen Missouri Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Penn-sylvania Municipal Bond Fund, portfolios of Evergreen Municipal Trust, as of March 31, 1999, and the related statements of operations for the year then end-ed, statements of changes in net assets for each of the years or periods in the two year period then ended and financial highlights for each of the years or periods as described on pages 16 to 29. These financial statements and finan-cial highlights are the responsibility of the Funds' management. Our responsi-bility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Municipal Bond Fund, Evergreen Missouri Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Munici-pal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund as of March 31, 1999, the results of their operations, changes in their net assets and finan-cial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

Boston, Massachusetts
April 30, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Additional Information (Unaudited)




FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS

For the fiscal period ended March 31, 1999, the following percentages represent the portion of dividends from net investment income which are exempt from fed-eral income tax, other than alternative minimum tax:

          California Fund................................99.95%
          Connecticut Fund...............................99.78%
          Massachusetts Fund.............................99.76%
          Missouri Fund..................................99.59%
          New Jersey Fund................................99.80%
          New York Fund..................................99.82%
          Pennsylvania Fund..............................99.89%

Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term capital gain distributions for the fiscal year ended March 31, 1999:

                                                         Aggregate Per Share
          ------------------------------------------------------------------
        California Fund................................. $ 245,762  $0.094
        Connecticut Fund................................   560,539   0.051
        Massachusetts Fund..............................   182,707   0.186
        Missouri Fund...................................   880,836   0.375
        New Jersey Fund.................................   733,300   0.049
        New York Fund...................................   652,593   0.310
        Pennsylvania Fund............................... 2,425,758   0.110

Shareholders are advised to use information received on Form 1099 to determine their taxable long-term capital gain distributions rather than the per share amounts presented above.

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898



www.evergreen-funds.com


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